[Front cover]

                              STATE STREET RESEARCH
                              ---------------------
                                  CAPITAL FUND
                              ---------------------

ANNUAL REPORT
September 30, 1998

---------------------
    WHAT'S INSIDE
---------------------

From the Chairman

From good news
to mixed results

Portfolio Manager's Review

Uphill challenge for
mid-cap stocks

Fund Information

Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

[Dalbar award]
---------------------
       DALBAR
Honors Commitment to:
   Investors 1997

   For Excellence
         in
 Shareholder Service
---------------------
[end Dalbar award]

                                                     State Street Research Funds

FROM THE CHAIRMAN

[photo of Ralph F. Verni]

Dear Shareholder:

After nearly four years of uninterrupted good news, the third quarter produced mixed results for investors. Most economic data remain positive: Inflation was low. Personal income has risen, and unemployment was steady at about 4.5%. However, consumer confidence has slipped slightly. The stock market has lost ground. Investors are worried about future corporate earnings.

Stocks

Pessimism about profits sent stocks down during the third quarter. Financial stocks were among the hardest hit, as announcements were made that big U.S. financial institutions expect losses from loans to foreign markets. Technology companies also lost ground as lower demand from Asia hurt some of the biggest competitors. All major market indices were down for the quarter, and some segments of the market--notably, small company stocks--have registered double digit losses for the year so far.

Bonds

On the positive side, bond investors had something to cheer about. Treasury bonds soared as the Federal Reserve Board's one-quarter percent cut in the federal funds rate sent the yield on the bellwether long-term Treasury bond down below 5.0% for the first time ever. High-yield bonds and mortgage-backed securities failed to participate in the rally.

International

Warnings that economic growth has slowed around the world, plus specific concerns over Asia's woes, continued to bring returns down on most major foreign exchanges. Even Europe, which had delivered strong gains in the first half of the year, felt the effects of Russia's currency problems and Japan's recession. As interest rates converge anticipating the euro common currency in 1999, Spain and Italy appear to be in the best position to grow, and Germany and France are the most likely to suffer.

Outlook and Opportunities

As investors, you may be asking where the opportunities are in this rocky market. My reply: In diversification--and in markets that have been beaten down, such as small-cap and mid-cap stocks. But every investor is different. Now is a good time to talk to your financial professional about your investments. And as always, thank you for your confidence in State Street Research Funds.

Sincerely,

/s/ Ralph F. Verni

Ralph F. Verni
Chairman
September 30, 1998


(1)The Russell Mid-Cap Growth Index contains only those stocks within the Russell Mid-Cap Index (a mid-size company index) that show above-average growth. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2)Investment results are based on an assumed $10,000 investment at Class A share maximum sales charge of 4.5%; thus, the net amount invested was $9,550. Also reflects reinvestment of capital gain distributions and income dividends. No adjustment has been made for income taxes payable by shareholders on income dividends or capital gain distributions.

(3)-18.78% for Class B shares; -18.76% for Class C shares; -17.94% for Class S shares.

(4)Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Perfor-mance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B share or 1% Class C share contingent deferred sales charge, where applicable. The fund's returns include performance from before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower.

(5)Class S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.

(6)Before November 1, 1997, Class C shares were designated Class D, and Class S shares were desig-nated Class C.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 1998)
--------------------------------------------------------------------------------
Total value of $10,000 invested on September 30, 1988(2)
(Class A shares, at maximum applicable sales charge)

[mountain chart]

9/88                        9550
9/89                       12791
9/90                       10128
9/91                       15585
9/92                       16729
9/93                       25932
9/94                       26583
9/95                       36406
9/96                       40089
9/97                       42944
9/98                       35154

[end mountain chart]

Average Annual Total Return
(at maximum applicable sales charge)(4,5,6)

            Life of Fund
          (since 3/25/84)      10 Years     5 Years        1 Year
---------------------------------------------------------------------
Class A     13.69%              13.40%       5.30%        -21.82%
---------------------------------------------------------------------
Class B     13.74%              13.47%       5.15%        -22.80%
---------------------------------------------------------------------
Class C     13.76%              13.49%       5.53%        -19.56%
---------------------------------------------------------------------
Class S     14.18%              14.10%       6.56%        -17.94%
---------------------------------------------------------------------

PORTFOLIO MANAGER'S REVIEW
Capital Fund: Uphill challenge for mid-cap stocks

We spoke with Richard Jodka, portfolio manager of State Street Research Capital Fund, about performance for the year ended September 30, 1998, and his views on the period ahead.

                            [photo of Richard Jokda]
                                 Richard Jokda
                               Portfolio Manager

Q: How did the Fund perform for the year?

A: It was a difficult year for the Fund. Class A shares returned -18.14% for the 12 months ended September 30, 1998 [does not reflect sales charge].3 That was less than the average capital appreciation fund, which returned -8.08%, as reported by Lipper Analytical Services, Inc. The Fund also underperformed the Russell Mid-Cap Growth Index, which returned -9.37% for the same period.1

Q: What factors hurt the Fund's performance?

A: Continued weakness in foreign economies and fears that a slowdown in the U.S. would hurt smaller companies sent investors looking for safety in the stocks of larger companies. In fact, the market for small and mid-cap stocks has been one of the worst in history--at least in relative terms. That provides little comfort to our shareholders for the period we have just been through. However, I believe that we have arrived at a point where there are outstanding opportunities in the mid-cap sector. Certainly, the mid-cap sector of the market has never been cheaper in the 32 years that statistics have been kept.

Q: How did the Fund's largest investments fare during the period?

A: The results were mixed. There were disappointments among some of our largest holdings, such as Cendant and Advanced Fibre Communications. On the other hand, America Online, another one of the Fund's largest positions, has continued to be a strong performer.

Q: Have you made any structural changes to the portfolio since you took over as manager last January?

A: Yes. Working within the Fund's established guidelines, we have focused more on the mid-cap sector, primarily because we think it offers outstanding growth opportunities in the U.S. We also cut back on the Fund's heavy emphasis on technology stocks and added investments in the consumer and health care sectors. During the year, much of the Fund's activity was related to restructuring.

Q: How do you assess the potential of the stocks currently in the portfolio?

A: We believe we own a strong list of companies. As part of our restructuring, we've emphasized domestic companies with the potential to continue to grow through an economic downturn. CVS, the drug retailer, is a good example: even if the economy weakens, we believe most people will continue to fill their prescriptions. Harley-Davidson is another stock that we continue to own. Historically, the company has performed well through changing economic cycles. In fact, many of the companies in the portfolio have been overachievers in terms of earnings growth, and we believe they have the potential to continue growing. Recently, the market has not accorded them the prices we believe they deserve, but we think that could change.

Q: What is your outlook for mid-cap stocks going forward?

A: I am generally cautious about the economic outlook for the U.S. With relatively low inflation and no real pricing power, I think it will be difficult for most companies to increase sales and earnings without selling more units, whether it's computers or toothpaste or automobiles. In a competitive world, it's hard to do both and maintain your profit margins. Our strategy is to look for companies that can do both.

September 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       2

Top 10 Stock Positions
(by percentage of net assets)

1      America Online Internet software                                  2.5%

2      Clear Channel Communications TV/radio stations                    2.3%

3      Valassis Communications Consumer promotion
          products                                                       2.2%

4      Waste Management Collection/disposal services                     2.1%

5      Qwest Communications Telecommunications                           2.1%

6      CVS Drug retailing                                                2.1%

7      J.D. Edwards Resource planning software                           2.1%

8      Lincare Holdings Respiratory services                             2.0%

9      Anadarko Petroleum Oil & gas exploration                          2.0%

10     News Corp International media company                             1.9%

These securities represent an aggregate of 21.3% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities or industries listed in this table or in the text above.

Top 5 Industries
(by percentage of net assets)

[bar chart]

Retail Trade        14.5%
Recreation          13.9%
Computer Software   12.6%
Business Service    11.1%
Hospital Supply      9.1%

Total: 61.2%

Best and Worst Contributors to Performance
(October 1, 1997 through September 30, 1998)

Best [arrow pointing up]
------------------------------------------

America Online
Leading position in rapid growth of Internet.

U.S. Office Products
Consolidation of office products industry.


Worst [arrow pointing down]
---------------------------------------

Cendant
Allegedly had fraudulent accounting.

Iomega
Poor competitive position.

Sirrom Capital
Hurt by credit crunch, IPO market collapse.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
September 30, 1998

--------------------------------------------------------------------
                                                              Value
                                               Shares       (Note 1)
--------------------------------------------------------------------
COMMON STOCKS 94.1%
Basic Industries 0.4%
Diversified 0.4%
AptarGroup Inc. .....................        154,800   $  3,521,700
                                                       ------------
Machinery 0.0%
Terex Corp.* ........................          8,700        129,956
                                                       ------------
Total Basic Industries .............................      3,651,656
                                                       ------------
Consumer Cyclical 37.3%
Automotive 4.5%
Budget Group Inc. Cl. A* ............        589,900     13,457,094
Danaher Corp. .......................        457,600     13,728,000
Magna International, Inc. Cl. A .....        198,900     11,561,062
                                                       ------------
                                                         38,746,156
                                                       ------------
Hotel & Restaurant 3.2%
CKE Restaurants Inc. ................        231,500      6,887,125
Extended Stay America Inc.* .........        753,300      6,026,400
Mirage Resorts Inc.* ................        839,100     14,054,925
                                                       ------------
                                                         26,968,450
                                                       ------------
Recreation 13.9%
American Tower Corp. Cl. A* .........        471,200     12,015,600
Chancellor Media Corp. ..............        293,400      9,792,225
Clear Channel Communications Inc.* ..        407,620     19,361,950
Florida Panthers Holdings Inc. Cl. A*        271,800      2,938,837
Harley-Davidson Inc. ................        495,000     14,540,625
International Game Technology Inc. ..        700,500     13,003,031
News Corp. Ltd. ADR .................        639,600     16,389,750
Royal Caribbean Cruises Ltd. ........        321,200      8,531,875
U.S.A. Networks Inc.* ...............        518,927     10,086,644
Univision Communications Inc. Cl. A*         388,400     11,554,900
                                                       ------------
                                                        118,215,437
                                                       ------------
Retail Trade 14.5%
Abercrombie & Fitch Co. Cl. A* ......        180,342      7,935,048
Borders Group Inc.* .................        156,300      3,477,675
Cendant Corp.* ......................      1,007,361     11,710,572
Cintas Corp. ........................         95,300      4,776,913
CVS Corp. ...........................        408,600     17,901,787
Family Dollar Stores Inc. ...........        726,200     11,437,650
Fred Meyer Inc.* ....................        413,700     16,082,587
Jones Apparel Group Inc.* ...........        389,700      8,938,744
Linens 'n Things Inc.* ..............        545,400     14,998,500
Office Depot Inc.* ..................        181,000      4,061,188
Saks Inc.* ..........................        523,000     11,734,812
Staples Inc.* .......................        247,700      7,276,188
Steelcase Inc. Cl. A ................        208,100      3,693,775
                                                       ------------
                                                        124,025,439
                                                       ------------
Textile & Apparel 1.2%
Men's Wearhouse, Inc.* ..............        611,512   $ 10,548,582
                                                       ------------
Total Consumer Cyclical ............................    318,504,064
                                                       ------------
Consumer Staple 23.5%
Business Service 11.1%
Apollo Group Inc. Cl. A* ............        438,200     12,214,825
Central Parking Corp. ...............        221,700     11,168,137
CSG Systems International Inc.* .....        192,000      8,496,000
HBO & Co. ...........................        562,200     16,233,525
Outdoor Systems Inc.* ...............        742,993     14,488,363
Republic Industries Inc.* ...........        374,400      5,452,200
Waste Management Inc. ...............        380,800     18,302,200
Young & Rubicam Inc.* ...............        281,900      7,998,913
                                                       ------------
                                                         94,354,163
                                                       ------------
Hospital Supply 9.1%
Boston Scientific Corp.* ............        174,900      8,985,488
Health Management Associates, Inc. Cl. A     692,350     12,635,387
Lincare Holdings Inc.* ..............        450,000     17,437,500
Sybron International Corp.* .........        684,400     13,089,150
Tenet Healthcare Corp. ..............        440,800     12,673,000
Total Renal Care Holdings Inc.* .....        517,800     12,427,200
                                                       ------------
                                                         77,247,725
                                                       ------------
Printing & Publishing 3.3%
Capstar Broadcasting Corp. Cl. A* ...        635,300      9,807,444
Valassis Communications Inc. ........        464,600     18,584,000
                                                       ------------
                                                         28,391,444
                                                       ------------
Total Consumer Staple ..............................    199,993,332
                                                       ------------
Energy 3.7%
Oil 3.7%
Anadarko Petroleum Corp. ............        436,200     17,148,112
Burlington Resources Inc. ...........        378,900     14,161,388
                                                       ------------
Total Energy .......................................     31,309,500
                                                       ------------
Finance 8.9%
Bank 2.1%
Bank United Corp. Cl. A .............        298,200     10,679,287
TCF Financial Corp. .................        379,800      7,548,525
                                                       ------------
                                                         18,227,812
                                                       ------------
Financial Service 1.8%
Heller Financial Inc. Cl. A* ........        631,000     15,144,000
                                                       ------------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                              Value
                                               Shares       (Note 1)
--------------------------------------------------------------------
Insurance 5.0%
Ace Ltd. ............................        468,300   $ 14,049,000
Provident Companies, Inc. ...........        428,600     14,465,250
UNUM Corp. ..........................        280,100     13,917,469
                                                       ------------
                                                         42,431,719
                                                       ------------
Total Finance ......................................     75,803,531
                                                       ------------
Science & Technology 18.2%
Aerospace 0.8%
Gulfstream Aerospace Corp.* .........        166,000      6,681,500
                                                       ------------
Computer Software & Service 12.6%
America Online Inc.* ................        190,000     21,137,500
Ascend Communications Inc.* .........        331,700     15,092,350
Concord EFS Inc.* ...................        536,800     13,856,150
Fiserv Inc.* ........................        347,150     15,990,597
i2 Technologies Inc.* ...............        211,600      3,002,075
J.D. Edwards & Co.* .................        366,300     17,582,400
Network Associates Inc.* ............        245,600      8,718,800
Nova Corp.* .........................        401,200     12,311,825
                                                       ------------
                                                        107,691,697
                                                       ------------
Electronic Components 2.0%
Altera Corp.* .......................        294,200     10,333,775
Micron Technology Inc.* .............        216,200      6,580,588
                                                       ------------
                                                         16,914,363
                                                       ------------
Electronic Equipment 2.5%
Sterling Commerce Inc.* .............        409,000     14,161,625
Tellabs Inc.* .......................        171,000      6,807,937
                                                       ------------
                                                         20,969,562
                                                       ------------
Office Equipment 0.3%
Gateway 2000 Inc.* ..................         55,100      2,872,088
                                                       ------------
Total Science & Technology .........................    155,129,210
                                                       ------------
Utility 2.1%
Telephone 2.1%
Qwest Communications International Inc.*     573,498     17,957,656
                                                       ------------
Total Utility ......................................     17,957,656
                                                       ------------
Total Common Stocks (Cost $755,816,670).............    802,348,949
                                                       ------------
SHORT-TERM INVESTMENTS 4.4%
AIM Liquid Assets Portfolio .........     37,503,853     37,503,853
                                                       ------------
Total Short-Term Investments (Cost $37,503,853).....     37,503,853
                                                       ------------


--------------------------------------------------------------------------
                                   Principal     Maturity           Value
                                    Amount         Date           (Note 1)
--------------------------------------------------------------------------
COMMERCIAL PAPER 4.9%
General Electric Capital Corp.,
  5.54% ....................... $10,000,000    10/01/1998     $ 10,000,000
General Electric Capital Corp.,
  5.25% .......................   1,896,000    10/05/1998        1,896,000
Household Finance Corp.,
  5.30% .......................  20,102,000    10/08/1998       20,102,000
John Deere Capital Corp.,
  5.53% .......................  10,000,000    10/05/1998       10,000,000
                                                              ------------
Total Commercial Paper (Cost $41,998,000) .................     41,998,000
                                                              ------------
Total Investments (Cost $835,318,523)--103.4% .............    881,850,802
Cash and Other Assets, Less Liabilities--(3.4)% ...........    (28,964,775)
                                                              ------------
Net Assets--100.0% ........................................   $852,886,027
                                                              ============

Federal Income Tax Information:
At September 30, 1998, the net unrealized appreciation
  of investments based on cost for Federal income tax
  purposes of $835,401,978 was as follows:
Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost ....   $112,789,947
Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value ....   (66,341,123)
                                                            ------------
                                                            $46,448,824
                                                            ============

--------------------------------------------------------------------------------
* Nonincome-producing securities

 ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 30, 1998

Assets
Investments, at value (Cost $835,318,523) (Note 1) ...........   $881,850,802
Cash .........................................................            916
Receivable for securities sold ...............................     14,303,152
Dividends and interest receivable ............................        255,070
Receivable for fund shares sold ..............................        249,157
Other assets .................................................         46,819
                                                                 ------------
                                                                  896,705,916
Liabilities
Payable for collateral received on securities loaned .........     37,503,853
Payable for securities purchased .............................      2,462,183
Payable for fund shares redeemed .............................      1,680,876
Accrued transfer agent and shareholder services
  (Note 2) ...................................................      1,050,392
Accrued management fee (Note 2) ..............................        529,276
Accrued distribution and service fees (Note 4) ...............        426,495
Accrued trustees' fees (Note 2) ..............................         29,259
Other accrued expenses .......................................        137,555
                                                                 ------------
                                                                   43,819,889
                                                                 ------------
Net Assets                                                       $852,886,027
                                                                 ============
Net Assets consist of:
 Unrealized appreciation of investments ......................   $ 46,532,279
  Accumulated net realized gain ..............................     93,139,266
  Paid-in capital ............................................    713,214,482
                                                                 ------------
                                                                 $852,886,027
                                                                 ============
Net Asset Value and redemption price per share of
  Class A shares ($319,013,609 [divided by] 26,700,533 shares)         $11.95
                                                                       ======
Maximum Offering Price per share of Class A shares
  ($11.95 [divided by] .955) .................................         $12.51
                                                                       ======
Net Asset Value and offering price per share of Class
  B shares ($365,546,691 [divided by] 31,939,415 shares)* ....         $11.45
                                                                       ======
Net Asset Value and offering price per share of Class
  C shares ($55,208,036 [divided by] 4,814,806 shares)* ......         $11.47
                                                                       ======
Net Asset Value, offering price and redemption price
  per share of Class S shares ($113,117,691 [divided by]
  9,304,490 shares) ..........................................         $12.16
                                                                       ======

--------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.



--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the year ended September 30, 1998

Investment Income
Dividends, net of foreign taxes of $25,836 ...............   $   3,465,656
Interest (Note 1) ........................................       2,246,324
                                                             -------------
                                                                 5,711,980
Expenses
Management fee (Note 2) ..................................       8,487,275
Transfer agent and shareholder services (Note 2) .........       3,528,417
Service fee--Class A (Note 4) ............................       1,032,553
Distribution and service fees--Class B (Note 4) ..........       4,811,732
Distribution and service fees--Class C (Note 4) ..........         831,301
Reports to shareholders ..................................         260,892
Registration fees ........................................         249,772
Custodian fee ............................................         239,702
Audit fee ................................................          45,648
Trustees' fees (Note 2) ..................................          38,528
Legal fees ...............................................           2,699
Miscellaneous ............................................          40,922
                                                             -------------
                                                                19,569,441
                                                             -------------
Net investment loss ......................................     (13,857,461)
                                                             -------------
Realized and Unrealized Gain (Loss) on
  Investments
Net realized gain on investments (Notes 1 and 3) .........     109,471,374
Net unrealized depreciation of investments ...............    (302,805,063)
                                                             -------------
Net loss on investments ..................................    (193,333,689)
                                                             -------------
Net decrease in net assets resulting from operations         $(207,191,150)
                                                             =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   Years ended September 30
                                            --------------------------------------
                                                   1997                 1998
                                            ------------------   -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss .....................    $   (8,567,006)     $ (13,857,461)
Net realized gain on investments                 11,938,430        109,471,374
Net unrealized appreciation
  (depreciation) of investments .........        91,743,820       (302,805,063)
                                             --------------      --------------
Net increase (decrease) resulting
  from operations .......................        95,115,244       (207,191,150)
                                             --------------      --------------
Distribution from net realized
  gains:
 Class A ................................                --         (3,841,210)
 Class B ................................                --         (4,724,072)
 Class C ................................                --           (889,094)
 Class S ................................                --         (1,541,241)
                                             --------------      --------------
                                                         --        (10,995,617)
                                             --------------      --------------
Net increase (decrease) from
  fund share transactions
  (Note 6) ..............................       521,782,662       (272,124,846)
                                             --------------      --------------
Total increase (decrease) in net
  assets ................................       616,897,906       (490,311,613)
Net Assets
Beginning of year .......................       726,299,734      1,343,197,640
                                             --------------      --------------
End of year .............................    $1,343,197,640      $ 852,886,027
                                             ==============      ==============

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 1998

Note 1

State Street Research Capital Fund (the "Fund"), is a series of State Street Research Capital Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists presently of three separate funds: State Street Research Capital Fund, State Street Research Emerging Growth Fund and State Street Research Aurora Fund.

The investment objective of the Fund is to seek maximum capital appreciation by investing primarily in common stocks of emerging growth companies and of companies considered to be undervalued special situations, as determined by the Fund's investment manager.

The Fund offers four classes of shares. Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C. Class A shares are subject to an initial sales charge of up to 4.50% and pay an annual service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investments in Securities

Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

B. Federal Income Taxes

No provision for Federal income taxes is necessary since the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

C. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. For the year ended September 30, 1998, the Fund has designated as long-term $10,995,617 of the distributions from net realized gains.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At September 30, 1998, the value of the securities loaned and the value of collateral were $120,657,938 and $129,765,213 (including $37,503,853 of cash collateral), respectively. During the year ended September 30, 1998, income from securities lending amounted to $343,650 and is included in interest income.

Note 2

Prior to August 1, 1998, the Adviser earned monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. Effective August 1, 1998 the management fee is 0.75% of the first $500 million of net assets, annually, 0.70% of the next $500 million, and 0.65% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended September 30, 1998, the fees pursuant to such agreement amounted to $8,487,275.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the year ended September 30, 1998, the amount of such expenses was $1,132,965.

The fees of the Trustees not currently affiliated with the Adviser amounted to $38,528 during the year ended September 30, 1998.

Note 3

For the year ended September 30, 1998, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $940,372,436 and $1,280,972,714, respectively.

Note 4

The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended September 30, 1998, fees pursuant to such plan amounted to $1,032,553, $4,811,732 and $831,301 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $89,146 and $566,658, respectively, on sales of Class A shares of the Fund during the year ended September 30, 1998, and that MetLife Securities, Inc. earned commissions aggregating $962,443 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $987,982 and $11,026 on redemptions of Class B and Class C shares, respectively, during the same period.

Note 5

The Trustees declared a distribution of capital gains to shareholders of record on November 6, 1998, payable on November 9, 1998. This distribution was comprised of approximately $.34 per share from short-term capital gains and $.98 per share from long-term capital gains.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                                          Years ended September 30
                                                                    --------------------------------------------------------------
                                                                                  1997                             1998
                                                                    ------------------------------     ---------------------------
Class A                                                                  Shares           Amount        Shares           Amount
----------------------------------------------------------------------------------------------------------------------------------
Shares sold .......................................................     3,871,815    $  51,103,143     3,863,891    $  54,005,266
Issued in connection with acquisition of Capital Appreciation Fund     26,138,898      353,659,292            --               --
Issued upon reinvestment of distribution from net realized gains ..            --               --       290,200        3,744,989
Shares repurchased ................................................    (6,367,582)     (84,655,673)   (9,397,620)    (131,768,041)
                                                                      -----------    -------------    ----------    -------------
Net increase (decrease) ...........................................    23,643,131    $ 320,106,762    (5,243,529)   $ (74,017,786)
                                                                      ===========    =============    ==========    =============



Class B                                                                  Shares         Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold .......................................................     6,813,680    $  86,756,398     3,798,453    $  52,088,872
Issued in connection with acquisition of Capital Appreciation Fund     14,162,121      185,240,546            --               --
Issued upon reinvestment of distribution from net realized gains ..            --               --       363,257        4,523,184
Shares repurchased ................................................   (10,341,798)    (133,779,126)  (11,729,199)    (158,398,285)
                                                                      -----------    -------------   -----------    -------------
Net increase (decrease) ...........................................    10,634,003    $ 138,217,818    (7,567,489)   $(101,786,229)
                                                                      ===========    =============   ===========    =============



Class C (Formerly Class D)                                               Shares          Amount           Shares        Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold .......................................................     3,002,442   $  38,095,940       1,281,510    $ 18,048,769
Issued in connection with acquisition of Capital Appreciation Fund        361,359       4,733,802              --              --
Issued upon reinvestment of distribution from net realized gains ..            --              --          65,127         810,829
Shares repurchased ................................................    (9,125,682)   (119,035,228)     (4,950,325)    (67,907,840)
                                                                       ----------   -------------      ----------    ------------
Net decrease ......................................................    (5,761,881)  $ (76,205,486)     (3,603,688)   $(49,048,242)
                                                                       ==========   =============      ==========    ============

Class S (Formerly Class C)                                              Shares        Amount           Shares          Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold .......................................................     1,093,116   $ 14,973,137       4,001,288    $  57,553,551
Issued in connection with acquisition of Capital Appreciation Fund     10,217,407    140,284,992              --               --
Issued upon reinvestment of distribution from net realized gains ..            --             --         115,761        1,516,467
Shares repurchased ................................................    (1,127,539)   (15,594,561)     (7,494,655)    (106,342,607)
                                                                       ----------   ------------      ----------    -------------
Net increase (decrease) ...........................................    10,182,984   $139,663,568      (3,377,606)   $ (47,272,589)
                                                                       ==========   ============      ==========    =============

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each year:

                                                                                            Class A
                                                                ----------------------------------------------------------------
                                                                                    Years ended September 30
                                                                ----------------------------------------------------------------
                                                                   1994        1995(1)      1996(1)       1997(1)       1998(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                              10.43         9.92         13.53         13.76        14.74
                                                                  -------      -------       -------       -------      -------
 Net investment loss ($)                                            (0.04)       (0.04)        (0.05)        (0.08)       (0.12)
 Net realized and unrealized gain (loss) on investments ($)          0.28         3.69          1.30          1.06        (2.54)
                                                                  -------      -------       -------       -------      -------
Total from investment operations ($)                                 0.24         3.65          1.25          0.98        (2.66)
                                                                  -------      -------       -------       -------      -------
 Distributions from net realized gains ($)                          (0.75)       (0.04)        (1.02)           --        (0.13)
                                                                  -------      -------       -------       -------      -------
Total distributions ($)                                             (0.75)       (0.04)        (1.02)           --        (0.13)
                                                                  -------      -------       -------       -------      -------
Net asset value, end of year ($)                                     9.92        13.53         13.76         14.74        11.95
                                                                  =======      =======       =======       =======      =======
Total return(2) (%)                                                  2.51        36.95         10.12          7.12       (18.14)
Ratios/supplemental data:
Net assets at end of year ($ thousands)                            19,891       55,250       114,247       470,977      319,014
Ratio of operating expenses to average net assets (%)                1.41         1.33          1.26          1.21         1.39
Ratio of net investment loss to average net assets (%)              (0.55)       (0.34)        (0.39)        (0.60)       (0.88)
Portfolio turnover rate (%)                                        167.08       214.59        215.07        230.66        86.34

                                                                                       Class B
                                                              ---------------------------------------------------------
                                                                              Years ended September 30
                                                              ---------------------------------------------------------
                                                                 1994      1995(1)     1996(1)     1997(1)     1998(1)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                            10.40        9.82       13.29       13.40      14.24
                                                                -------     -------     -------     -------    -------
 Net investment loss ($)                                          (0.08)      (0.12)      (0.14)      (0.17)     (0.22)
 Net realized and unrealized gain (loss) on investments ($)        0.25        3.63        1.27        1.01      (2.44)
                                                                -------     -------     -------     -------    -------
Total from investment operations ($)                               0.17        3.51        1.13        0.84      (2.66)
                                                                -------     -------     -------     -------    -------
 Distributions from net realized gains ($)                        (0.75)      (0.04)      (1.02)         --      (0.13)
                                                                -------     -------     -------     -------    -------
Total distributions ($)                                           (0.75)      (0.04)      (1.02)         --      (0.13)
                                                                -------     -------     -------     -------    -------
Net asset value, end of year ($)                                   9.82       13.29       13.40       14.24      11.45
                                                                =======     =======     =======     =======    =======
Total return(2) (%)                                                1.79       35.90        9.33        6.27     (18.78)
Ratios/supplemental data:
Net assets at end of year ($ thousands)                          73,354     203,446     386,899     562,392    365,547
Ratio of operating expenses to average net assets (%)              2.16        2.08        2.01        1.98       2.13
Ratio of net investment loss to average net assets (%)            (1.28)      (1.10)      (1.13)      (1.32)     (1.63)
Portfolio turnover rate (%)                                      167.08      214.59      215.07      230.66      86.34
-----------------------------------------------------------------------------------------------------------------------

(1) Per-share figures have been calculated using the average shares method.

(2) Does not reflect any front-end or contingent deferred sales charges.

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                   Class C (Formerly Class D)
                                                                ----------------------------------------------------------------
                                                                                    Years ended September 30
                                                                ----------------------------------------------------------------
                                                                   1994        1995(1)      1996(1)       1997(1)       1998(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                              10.39         9.83         13.31         13.42        14.26
                                                                  -------      -------       -------       -------      -------
 Net investment loss ($)                                            (0.09)       (0.12)        (0.14)        (0.17)       (0.22)
 Net realized and unrealized gain (loss) on investments ($)          0.28         3.64          1.27          1.01        (2.44)
                                                                  -------      -------       -------       -------      -------
Total from investment operations ($)                                 0.19         3.52          1.13          0.84        (2.66)
                                                                  -------      -------       -------       -------      -------
 Distributions from net realized gains ($)                          (0.75)       (0.04)        (1.02)           --        (0.13)
                                                                  -------      -------       -------       -------      -------
Total distributions ($)                                             (0.75)       (0.04)        (1.02)           --        (0.13)
                                                                  -------      -------       -------       -------      -------
Net asset value, end of year ($)                                     9.83        13.31         13.42         14.26        11.47
                                                                  =======      =======       =======       =======      =======
Total return(2) (%)                                                  2.00        36.07          9.23          6.26       (18.76)
Ratios/supplemental data:
Net assets at end of year ($ thousands)                            37,783       95,797       190,319       120,051       55,208
Ratio of operating expenses to average net assets (%)                2.16         2.08          2.01          1.98         2.13
Ratio of net investment loss to average net assets (%)              (1.28)       (1.09)        (1.13)        (1.30)       (1.63)
Portfolio turnover rate (%)                                        167.08       214.59        215.07        230.66        86.34

                                                                                   Class S (Formerly Class C)
                                                                ----------------------------------------------------------------
                                                                                    Years ended September 30
                                                                ----------------------------------------------------------------
                                                                   1994        1995(1)      1996(1)       1997(1)       1998(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                              10.46         9.99         13.66         13.94        14.96
                                                                  -------      -------       -------       -------      -------
 Net investment loss ($)                                            (0.03)       (0.01)        (0.01)        (0.05)       (0.09)
 Net realized and unrealized gain (loss) on investments ($)          0.31         3.72          1.31          1.07        (2.58)
                                                                  -------      -------       -------       -------      -------
Total from investment operations ($)                                 0.28         3.71          1.30          1.02        (2.67)
                                                                  -------      -------       -------       -------      -------
 Distributions from net realized gains ($)                          (0.75)       (0.04)        (1.02)           --        (0.13)
                                                                  -------      -------       -------       -------      -------
Total distributions ($)                                             (0.75)       (0.04)        (1.02)           --        (0.13)
                                                                  -------      -------       -------       -------      -------
Net asset value, end of year ($)                                     9.99        13.66         13.94         14.96        12.16
                                                                  =======      =======       =======       =======      =======
Total return(2) (%)                                                  2.91        37.30         10.41          7.32       (17.94)
Ratios/supplemental data:
Net assets at end of year ($ thousands)                            23,967       47,553        34,835       189,778      113,118
Ratio of operating expenses to average net assets (%)                1.16         1.08          1.01          0.96         1.14
Ratio of net investment loss to average net assets (%)              (0.32)       (0.07)        (0.08)        (0.37)       (0.63)
Portfolio turnover rate (%)                                        167.08       214.59        215.07        230.66        86.34
--------------------------------------------------------------------------------------------------------------------------------

(1) Per-share figures have been calculated using the average shares method.

(2) Does not reflect any front-end or contingent deferred sales charges.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of State Street Research Capital Trust and the Shareholders of State Street Research Capital Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Capital Fund (a series of State Street Research Capital Trust, hereafter referred to as the "Trust") at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 6, 1998

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

State Street Research Capital Fund had a difficult year. The Fund's Class A shares returned -18.14% for the twelve months ended September 30, 1998 [without sales charge]. The Fund underperformed the average capital appreciation fund, which returned -8.08%, as reported by Lipper Analytical Services, Inc. The Fund also underperformed the Russell Midcap Growth Index, which returned -9.37% for the same period.

During the period, the Fund was hurt by the market's clear preference for large company stocks over the mid-cap companies that the Fund invests in. Economic weakness in Asia and fears of a slowdown in the U.S. hurt small and mid-cap companies almost across the board.

During the period, the Fund was restructured with an emphasis on mid-cap stocks. The Fund increased investments in consumer and health care companies and reduced the exposure to technology stocks. While this strategy offers opportunities going forward, it was a factor in the Fund's underperformance during the period.

September 30, 1998


Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B share or 1% Class C share contingent deferred sales charge, where applicable. The fund's returns include performance from before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower. Class S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs. The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell Mid-Cap Growth Index contains only those stocks within the Russell Mid-Cap Index (a mid-size company index) that show above-average growth. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices. Before November 1, 1997, Class C shares were designated Class D, and Class S shares were designated Class C.

          Change in Value of
     $10,000 Based on the S&P 500
   and Russell Mid-Cap Growth Index
Compared to Change in Value of $10,000
         Invested in the Fund

[line charts]

        Class A Shares
  Average Annual Total Return
-------------------------------

1 Year     5 Years     10 Years
-------------------------------
-21.82%     5.30%       13.40%
-------------------------------

                                              Russell
             Capital                          Mid-Cap
              Fund           S&P 500        Growth Index
              ----           -------        ------------
9/88           9550           10000           10000
9/89          12791           13295           13153
9/90          10128           12067           11051
9/91          15585           15819           16454
9/92          16729           17565           17972
9/93          25932           19843           21608
9/94          26583           20573           22132
9/95          36406           26685           28697
9/96          40089           32108           33384
9/97          42944           45087           43280
9/98          35154           49182           39225

        Class B Shares
  Average Annual Total Return
-------------------------------

1 Year     5 Years     10 Years
-------------------------------
-22.80%     5.15%       13.47%
-------------------------------

                                              Russell
             Capital                          Mid-Cap
              Fund           S&P 500        Growth Index
              ----           -------        ------------
9/88          10000           10000           10000
9/89          13393           13295           13153
9/90          10606           12067           11051
9/91          16320           15819           16454
9/92          17517           17565           17972
9/93          27107           19843           21608
9/94          27593           20573           22132
9/95          37499           26685           28697
9/96          40998           32108           33384
9/97          43568           45087           43280
9/98          35385           49182           39225

        Class C Shares
  Average Annual Total Return
-------------------------------

1 Year     5 Years     10 Years
-------------------------------
-19.56%     5.53%       13.49%
-------------------------------

                                              Russell
             Capital                          Mid-Cap
              Fund           S&P 500        Growth Index
              ----           -------        ------------
9/88          10000           10000           10000
9/89          13393           13295           13153
9/90          10606           12067           11051
9/91          16320           15819           16454
9/92          17517           17565           17972
9/93          27081           19843           21608
9/94          27622           20573           22132
9/95          37585           26685           28697
9/96          41056           32108           33384
9/97          43626           45087           43280
9/98          35444           49182           39225

        Class D Shares
  Average Annual Total Return
-------------------------------

1 Year     5 Years     10 Years
-------------------------------
-17.94%     6.56%       14.10%
-------------------------------

                                              Russell
             Capital                          Mid-Cap
              Fund           S&P 500        Growth Index
              ----           -------        ------------
9/88          10000           10000           10000
9/89          13393           13295           13153
9/90          10606           12067           11051
9/91          16320           15819           16454
9/92          17517           17565           17972
9/93          27265           19843           21608
9/94          28726           20573           22132
9/95          38002           26685           28697
9/96          40471           32108           33384
9/97          42299           45087           43280
9/98          37412           49182           39225

[end line charts]

STATE STREET RESEARCH CAPITAL FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH CAPITAL TRUST
--------------------------------------------------------------------------------

Fund Information

State Street Research
Capital Fund
One Financial Center
Boston, MA 02111

Investment Adviser

State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor

State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services

State Street Research
Service Center
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian

State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP
One Post Office Square
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Jesus A. Cabrera
Vice President

Lawrence J. Haverty, Jr.
Vice President

Richard J. Jodka
Vice President

Rudolph K. Kluiber
Vice President

James M. Weiss
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Steve A. Garban
Former Senior Vice President for
Finance and Operations and Treasurer, The
Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial
Officer, St. Regis Corp.

Edward M. Lamont
Formerly in banking
(with an affiliate of
J.P. Morgan & Co. in New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Former Partner, Saltonstall & Co.

Dean O. Morton
Former Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and
Public Management, George
Washington University; former
Member of the Board of Governors
of the Federal Reserve System and
Chairman and Commissioner of
the Commodity Futures Trading
Commission

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

[blank]

[back cover]

State Street Research Capital Fund                               Bulk Rate
One Financial Center                                           U.S. Postage
Boston, MA 02111                                                   PAID
                                                                Permit #20
                                                               Holliston, MA
                                                                   01746

Questions? Comments?

Call us at 1-800-562-0032 or
     [hearing-impaired 1-800-676-7876]
Write us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408
E-mail us at:
     info@ssrfunds.com
Internet site:
     www.ssrfunds.com
[State Street Research logo]

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Capital Fund prospectus. When used after December 31, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER:  (exp1199)SSR-LD                                    CF-866D-1098

                              STATE STREET RESEARCH
                              ---------------------
                              EMERGING GROWTH FUND
                              ---------------------

ANNUAL REPORT
September 30, 1998

---------------------
    WHAT'S INSIDE
---------------------

From the Chairman

From good news
to mixed results

Portfolio Manager's Review

A difficult year for
small company stocks

Fund Information

Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

[Dalbar award]
---------------------
       DALBAR
Honors Commitment to:
   Investors 1997

   For Excellence
         in
 Shareholder Service
---------------------
[end Dalbar award]
                                                     State Street Research Funds

FROM THE CHAIRMAN

[Photo of Ralph F. Verni]

Dear Shareholder:

After nearly four years of uninterrupted good news, the third quarter produced mixed results for investors. Most economic data remain positive: Inflation was low. Personal income has risen, and unemployment was steady at about 4.5%. However, consumer confidence has slipped slightly. The stock market has lost ground. Investors worried about future corporate earnings.

Stocks

Pessimism about profits sent stocks down during the third quarter. Financial stocks were among the hardest hit, as announcements were made that big U.S. financial institutions expect losses from loans to foreign markets. Technology companies also lost ground as lower demand from Asia hurt some of the biggest competitors. All major market indices were down for the quarter, and some segments of the market--notably, small company stocks--have registered double digit losses for the year so far.

Bonds

On the positive side, bond investors had something to cheer about. Treasury bonds soared as the Federal Reserve Board's one-quarter percent cut in the federal funds rate sent the yield on the bellwether long-term Treasury bond down below 5.0%. High-yield bonds and mortgage-backed securities failed to participate in the rally.

International

Indications that economic growth has slowed around the world, plus specific concerns over Asia's woes, continued to bring returns down on most major foreign exchanges. Even Europe, which had delivered strong gains in the first half of the year, felt the effects of Russia's currency problems and Japan's recession. As interest rates converge anticipating the euro common currency in 1999, Spain and Italy appear to be in the best position to grow, and Germany and France are the most likely to suffer.

Outlook and Opportunities

As investors, you may be asking where the opportunities are in this rocky market. My reply: In diversification--and in markets that have been beaten down, such as small-cap and mid-cap stocks. But every investor is different. Now is a good time to talk to your financial professional about your investments. And as always, thank you for your confidence in State Street Research Funds.

Sincerely,

/s/ Ralph F. Verni

Ralph F. Verni
Chairman
September 30, 1998

(1)Investment results are based on an assumed $10,000 investment at Class A share maximum sales charge of 4.5%; thus, the net amount invested was $9,550. Also reflects reinvestment of capital gain distributions and income dividends. No adjustment has been made for income taxes payable by shareholders on income dividends or capital gain distributions.

(2)-30.56% for Class B shares; -30.52% for Class C shares; -29.83% for Class S shares.

(3)The Russell 2000 Growth Index contains only those stocks within the complete Russell 2000 Index (a small company index) that show above-average growth. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(4)Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Perfor-mance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B share or 1% Class C share contingent deferred sales charge, where applicable. The fund's returns include performance from before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower.

(5)Class S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.

(6)Before November 1, 1997, Class C shares were designated Class D, and Class S shares were desig-nated Class C.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 1998)
--------------------------------------------------------------------------------
Total value of $10,000 invested at Fund's inception(1)
(Class A shares, at maximum applicable sales charge)

[mountain chart]

10/93            9550
 9/94            8560
 9/95            9690
 9/96           11330
 9/97           16769
 9/98           11742

[end mountain chart]

Average Annual Total Return
(at maximum applicable sales charge)(4,5,6)

               Life of Fund
             (since 10/4/93)       1 Year
-----------------------------------------
Class A           3.27%           -33.13%
-----------------------------------------
Class B           3.18%           -33.37%
-----------------------------------------
Class C           3.51%           -31.09%
-----------------------------------------
Class S           4.52%           -29.83%
-----------------------------------------

Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

PORTFOLIO MANAGER'S REVIEW
Emerging Growth Fund: A difficult year for small company stocks

[photo: J.C. Cabrera]
     J.C. Cabrera
  Portfolio Manager

We spoke with J.C. Cabrera, portfolio manager of State Street Research Emerging Growth Fund, about performance for the year ended September 30, 1998 and his views on the period ahead.

Q: How did the Fund perform during the fiscal year?

A: It was a difficult year for the Fund and for small company stocks, in general. Class A shares returned -29.97% for the 12 months ended September 30, 1998 [does not reflect sales charge].2 That was below the average small-cap fund, which returned -20.60%, as reported by Lipper Analytical Services, Inc. The Fund also underperformed the Russell 2000 Growth Index, which returned -24.83% for the same period.(3)

Q: Why did small company stocks perform so poorly during the year?

A: The year actually got off to a strong start for small company stocks. The economy was healthy, and inflation was low. Many small companies delivered good earnings growth. However, as we moved into the second half of the year, concerns over the deterioration of foreign economies --as well as the economic growth rate here at home-- unsettled investor confidence. For the most part, only the largest, blue-chip companies with strong brand recognition managed gains. Many small companies continued to deliver good earnings, but that wasn't enough to attract investors back to this segment of the market.

Q: What accounted for the Fund's underperformance relative to its peer group?

A: The Fund was hurt by its investments in sectors that are closely tied to the fate of the economy, such as energy, capital equipment companies, and technology. Fears that an impending slowdown would affect sales and earnings growth hurt the capital equipment sector. Declining oil prices brought energy stocks down. And technology stocks lost ground as several large companies failed to deliver on their projected earnings. The Fund had little exposure to Internet stocks, one area where prices continued to climb.

Q: Have you made any significant changes to the portfolio?

A: No. We are holding true to our strategy. Although the environment has been difficult, we remain confident in the companies that are represented in the portfolio. We continue to emphasize healthcare, where our confidence is strong and earnings growth continues to be promising. Our largest healthcare holdings are Total Renal Care and Biovail, two companies that have consistently met earnings expectations. Among the Fund's top performers were companies that provide waste management services, and we have also maintained our investments in that sector.

Q: What do you think it will take to turn small-cap stocks around?

A: That's a good question, but the answer is unclear. We believe the market will recognize the fundamental strength of the better, small companies, and that our consistent investment strategy will be rewarded. Clearly the continued uncertainty over the direction of the U.S. economy-- and the impact of weakness in foreign economies--has made investors cautious. The best evidence of that is how quick the market has been to punish companies that are unable to meet their earnings expectations. That's why we look for companies that we believe have the ability to continue to meet their earnings targets despite a slower economy.

Q: What is your outlook?

A: We believe that the slowdown in foreign economies could result in a slowdown in the U.S. economy. We are monitoring consumer confidence and spending because we believe consumers continue to be a key factor in economic growth here at home. We are cautious and believe it is likely that we will continue to see a good measure of economic confusion and volatility in the markets in the period ahead.

September 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Top 10 Stock Positions
(by percentage of net assets)

1  Total Renal Care Dialysis centers                 5.6%

2  Biovail Pharmaceuticals                           2.9%

3  Intelligent Polymers Drug delivery systems        2.6%

4  SLI Miniature lighting                            2.6%

5  Aeroflex Electronics                              2.3%

6  Nova Bank card processing                         2.2%

7  Wesley Jessen VisionCare Contact lens
   products                                          1.3%

8  Remec Defense systems equipment                   1.2%

9  Steiner Leisure Spa/cruise services, products     1.1%

10 Young & Rubicam Marketing communications          1.1%

These securities represent an aggregate of 22.9% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities or industries listed in this table or in the text above.

Top 5 Industries (by percentage of net assets)

[bar chart]
Top 5 Industries

Computer Software & Service   14.1%
Drug                           9.6%
Hospital Supply                8.2%
Business Service               7.7%
Electronic Equipment           6.7%

[end bar chart]

Total: 46.3%

Best and Worst Contributors to Performance
(October 1, 1997 through September 30, 1998)

Best [arrow pointing up]
----------------------------------

Steiner Leisure
Strong fundamental performance; expansion in cruise industry.

Abercrombie & Fitch
Strong retail sales and earnings growth.

Worst [arrow pointing down]
--------------------------------

Remec, Radiant Systems, ITEQ
Announced disappointing earnings.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
September 30, 1998

------------------------------------------------------------------------------------------------------------
                                                                                                    Value
                                                                                   Shares          (Note 1)
------------------------------------------------------------------------------------------------------------
COMMON STOCKS 88.9%
Basic Industries 4.0%
Electrical Equipment 0.6%
Aztec Manufacturing Co. ..................................................         60,000         $  536,250
                                                                                                  ----------
Machinery 1.5%
ITEQ Inc.* ...............................................................        203,600            674,425
Terex Corp.* .............................................................         45,500            679,656
                                                                                                  ----------
                                                                                                   1,354,081
                                                                                                  ----------
Metal & Mining 1.5%
General Cable Corp. ......................................................         17,700            327,450
Wyman-Gordon Co.* ........................................................         69,600          1,000,500
                                                                                                  ----------
                                                                                                   1,327,950
                                                                                                  ----------
Truckers 0.4%
CNF Transportation Inc. ..................................................         11,800            343,675
                                                                                                  ----------
Total Basic Industries ..................................................................          3,561,956
                                                                                                  ----------
Consumer Cyclical 13.9%
Automotive 0.6%
Teleflex Inc. ............................................................         15,400            539,000
                                                                                                  ----------
Hotel & Restaurant 0.9%
CKE Restaurants Inc. .....................................................         18,000            535,500
Servico Inc.* ............................................................         31,500            236,250
                                                                                                  ----------
                                                                                                     771,750
                                                                                                  ----------
Recreation 4.4%
Cinar Films Inc. Cl. B* ..................................................         45,100            808,981
Clear Channel Communications Inc.* .......................................         18,236            866,210
International Game Technology Inc. .......................................         17,200            319,275
Royal Olympic Cruise Lines Inc.* .........................................         21,400            141,106
Steiner Leisure Ltd.* ....................................................         65,425          1,022,266
U.S.A. Networks Inc.* ....................................................         41,200            800,825
                                                                                                  ----------
                                                                                                   3,958,663
                                                                                                  ----------
Retail Trade 6.1%
Abercrombie & Fitch Co. Cl. A* ...........................................         10,600            466,400
Barbeques Galore Ltd. ADR ................................................         72,700            327,150
Blyth Industries Inc.* ...................................................         17,300            474,669
Borders Group Inc.* ......................................................         20,800            462,800
CSK Auto Corp.* ..........................................................         20,300            461,825
Elder-Beerman Stores Corp.* ..............................................         28,500            495,187
Jones Apparel Group Inc.* ................................................         30,900            708,769
Linens 'n Things Inc.* ...................................................         30,900            849,750
Saks Inc.* ...............................................................         33,500            751,656
Stride Rite Corp. ........................................................         52,600            430,663
                                                                                                  ----------
                                                                                                   5,428,869
                                                                                                  ----------
Textile & Apparel 1.9%
Gerber Childrenswear Inc.* ...............................................         34,600            274,638

------------------------------------------------------------------------------------------------------------
                                                                                                    Value
                                                                                   Shares          (Note 1)
------------------------------------------------------------------------------------------------------------
Maxwell Shoe Inc. Cl. A* .................................................         42,100         $  499,937
Men's Wearhouse, Inc.* ...................................................         25,700            443,325
Timberland Co. Cl. A* ....................................................         13,400            489,100
                                                                                                  ----------
                                                                                                   1,707,000
                                                                                                  ----------
Total Consumer Cyclical .................................................................         12,405,282
                                                                                                  ----------
Consumer Staple 30.7%
Business Service 7.7%
American Eco Corp.* ......................................................         64,300            146,684
Casella Waste Systems Inc. Cl. A* ........................................         28,800            979,200
Covance Inc.* ............................................................         37,600            975,250
Hagler Bailly Inc.* ......................................................         44,200            861,900
Lamar Advertising Co. Cl. A* .............................................         29,200            817,600
Metris Companies Inc.* ...................................................          6,000            279,750
Pacific Gateway Exchange Inc.* ...........................................         14,800            547,600
ProBusiness Services Inc.* ...............................................         18,000            612,000
Staff Leasing Inc.* ......................................................         19,500            343,688
Waddell & Reed Financial Inc. Cl. A ......................................         13,400            254,600
Young & Rubicam Inc.* ....................................................         35,700          1,012,987
                                                                                                  ----------
                                                                                                   6,831,259
                                                                                                  ----------
Container 0.7%
Trinity Industries Inc. ..................................................         18,800            609,825
                                                                                                  ----------
Drug 9.6%
Atrix Laboratories Inc.* .................................................         38,700            488,588
Biovail Corp.* ...........................................................         95,600          2,575,225
Columbia Laboratories Inc.* ..............................................         35,600            133,500
Intelligent Polymers Ltd.* ...............................................        117,100          2,342,000
Kos Pharmaceuticals, Inc.* ...............................................        109,800            651,937
Pathogenesis Corp.* ......................................................         30,300          1,011,262
PharmaPrint Inc.* ........................................................         44,600            496,175
Spiros Development Corp.* ................................................         71,400            874,650
                                                                                                  ----------
                                                                                                   8,573,337
                                                                                                  ----------
Food & Beverage 0.5%
Golden State Vintners Inc. Cl. B* ........................................         42,800            419,975
                                                                                                  ----------
Hospital Supply 8.2%
Aviron Corp.* ............................................................         32,500            501,719
Healthsouth Corp.* .......................................................         20,517            216,711
IMPATH Inc.* .............................................................         25,300            752,675
NCS Healthcare Inc. Cl. A* ...............................................         49,000            863,625
Total Renal Care Holdings Inc.* ..........................................        209,400          5,025,600
                                                                                                  ----------
                                                                                                   7,360,330
                                                                                                  ----------
Personal Care 2.1%
DeVry Inc.* ..............................................................         29,200            684,375
Wesley Jessen VisionCare Inc.* ...........................................         55,400          1,177,250
                                                                                                  ----------
                                                                                                   1,861,625
                                                                                                  ----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                                                    Value
                                                                                   Shares          (Note 1)
------------------------------------------------------------------------------------------------------------
Printing & Publishing 1.9%
Capstar Broadcasting Corp. Cl. A* ........................................         46,400         $  716,300
Valassis Communications Inc. .............................................         24,900            996,000
                                                                                                  ----------
                                                                                                   1,712,300
                                                                                                  ----------
Total Consumer Staple ...................................................................         27,368,651
                                                                                                  ----------
Energy 4.7%
Oil 2.9%
Abacan Resource Corp.* ...................................................        397,200             86,888
Arakis Energy Corp.* .....................................................        260,500            496,578
IRI International Corp.* .................................................         42,300            208,856
KCS Energy Inc. ..........................................................         44,200            226,525
Maxx Petroleum Ltd.* .....................................................         83,975            209,938
Post Energy Corp.* .......................................................        180,000            584,090
Seagull Energy Corp.* ....................................................         31,700            390,306
Seven Seas Petroleum Inc.* ...............................................         33,500            347,562
                                                                                                  ----------
                                                                                                   2,550,743
                                                                                                  ----------
Oil Service 1.8%
Atwood Oceanics Inc.* ....................................................         24,600            511,987
Cliffs Drilling Co.* .....................................................         24,000            474,000
Transocean Offshore Inc. .................................................         11,200            388,500
Willbros Group Inc.* .....................................................         35,900            228,863
                                                                                                  ----------
                                                                                                   1,603,350
                                                                                                  ----------
Total Energy ............................................................................          4,154,093
                                                                                                  ----------
Finance 11.3%
Bank 2.0%
Bank United Corp. Cl. A ..................................................         17,600            630,300
Commercial Federal Corp. .................................................         22,050            519,553
North Fork Bancorporation Inc. ...........................................         31,200            624,000
                                                                                                  ----------
                                                                                                   1,773,853
                                                                                                  ----------
Financial Service 3.6%
CMAC Investment Corp. ....................................................         21,700            943,950
FirstPlus Financial Group Inc.* ..........................................         20,000            228,750
Heller Financial Inc. Cl. A* .............................................         23,000            552,000
Knight/Trimark Group Cl. A* ..............................................         36,500            301,125
Medallion Financial Corp. ................................................         15,900            250,425
T & W Financial Corp.* ...................................................         64,800            943,650
                                                                                                  ----------
                                                                                                   3,219,900
                                                                                                  ----------
Insurance 5.7%
ARM Financial Group, Inc. Cl. A ..........................................         37,600            667,400
Capital Re Corp. .........................................................         28,400            777,450
Chartwell Re Corp. .......................................................         18,600            519,637
E.W. Blanch Holdings Inc. ................................................         16,000            619,000
Horace Mann Educators Corp. ..............................................         13,000            390,000

------------------------------------------------------------------------------------------------------------
                                                                                                    Value
                                                                                   Shares          (Note 1)
------------------------------------------------------------------------------------------------------------
Mutual Risk Management Ltd. ..............................................         20,632         $  729,857
Orion Capital Corp. ......................................................         10,500            374,719
Partnerre Ltd ............................................................         11,800            472,738
Terra Nova Holdings Ltd Cl. A ............................................         18,100            488,700
                                                                                                  ----------
                                                                                                   5,039,501
                                                                                                  ----------
Total Finance ...........................................................................         10,033,254
                                                                                                  ----------
Science & Technology 23.5%
Computer Software & Service 14.1%
Broadcast Common Inc.* ...................................................          1,100             44,413
Check Point Software Technologies Ltd.* ..................................         38,800            771,150
Complete Business Solutions Inc.* ........................................         12,200            350,750
Duane Reade Inc.* ........................................................          8,300            314,881
Fore Systems Inc.* .......................................................         31,400            522,025
Genesys Telecommunications, Inc.* ........................................         30,500            566,156
i2 Technologies Inc.* ....................................................         20,200            286,588
International Telecomm Systems Inc.* .....................................         25,100            727,900
J.D. Edwards & Co.* ......................................................          7,700            369,600
JDA Software Group Inc.* .................................................         15,600            215,475
META Group Inc.* .........................................................         20,400            666,825
Microstrategy Inc. Cl. A* ................................................         14,200            532,500
Nova Corp.* ..............................................................         63,897          1,960,824
Platinum Technology Inc.* ................................................         23,400            421,200
Radiant Systems Inc.* ....................................................         91,200            701,100
Summitt Design Inc.* .....................................................         31,900            227,288
Transition Systems Inc.* .................................................         75,700            633,987
Ultimate Software Group Inc.* ............................................         59,900            569,050
Verio Inc.* ..............................................................         29,800            737,550
Walker Interactive Systems, Inc.* ........................................         93,300            813,459
Wind River Systems Inc.* .................................................         16,700            789,075
Xylan Corp.* .............................................................         25,900            343,175
                                                                                                  ----------
                                                                                                  12,564,971
                                                                                                  ----------
Electronic Components 2.7%
Digital Microwave Corp.* .................................................         70,900            217,131
ONIX Systems Inc.* .......................................................         53,300            466,375
Remec Inc.* ..............................................................        129,700          1,033,547
RF Micro Devices Inc.* ...................................................         40,700            737,688
                                                                                                  ----------
                                                                                                   2,454,741
                                                                                                  ----------
Electronic Equipment 6.7%
Advanced Fibre Communications, Inc.* .....................................         31,000            213,125
Aeroflex Inc.* ...........................................................        209,100          2,064,862
L 3 Communications Holding Corp.* ........................................          5,300            210,344
Pacific Aerospace & Electronics Inc.* ....................................         85,000            255,000
SLI Inc.* ................................................................        150,300          2,320,256
Spectrian Corp.* .........................................................         33,300            403,763

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                                              Value
                                                                                 Shares      (Note 1)
----------------------------------------------------------------------------------------------------
Electronic Equipment (cont'd)
Sterling Commerce Inc.* ..................................................    14,700      $  508,987
                                                                                          ----------
                                                                                           5,976,337
                                                                                          ----------
Total Science & Technology .........................................................      20,996,049
                                                                                          ----------
Utility 0.8%
Natural Gas 0.8%
Calpine Corp.* ...........................................................    37,600         761,400
                                                                                          ----------
Total Utility ......................................................................         761,400
                                                                                          ----------
Total Common Stocks (Cost $100,095,882).............................................      79,280,685
                                                                                          ----------
SHORT-TERM INVESTMENTS 4.1%
AIM Liquid Assets Portfolio .............................................. 3,642,694       3,642,694
                                                                                          ----------
Total Short-Term Investments (Cost $3,642,694) .....................................       3,642,694
                                                                                          ----------


-------------------------------------------------------  -----------  ------------
                                            Principal     Maturity
                                              Amount        Date
-------------------------------------------------------  -----------  ------------
COMMERCIAL PAPER 7.8%
American Express Credit Corp., 5.38%       $1,062,000    10/1/1998      1,062,000
American Express Credit Corp., 5.50%          456,000    10/1/1998        456,000
American Express Credit Corp., 5.25%        2,326,000    10/9/1998      2,326,000
Federal Home Loan Mortgage Corp.,
  5.15% ..................................  2,000,000    10/6/1998      1,998,570
General Electric Capital Corp., 5.50%.....  1,122,000    10/2/1998      1,122,000
                                                                        ---------
Total Commercial Paper (Cost $6,964,570)..........................      6,964,570
                                                                        ---------
Total Investments (Cost $110,703,146)--100.8%.....................     89,887,949
Cash and Other Assets, Less Liabilities--(0.8%) ..................       (743,617)
                                                                       ----------
Net Assets--100.0% ...............................................    $89,144,332
                                                                      ===========

Federal Income Tax Information:

At September 30, 1998, the net unrealized depreciation of investments based on cost for Federal income tax purposes of $110,941,586 was as follows:

Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost ....   $  5,892,499

Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value ....    (26,946,136)
                                                            ------------
                                                            $(21,053,637)
                                                            ============

--------------------------------------------------------------------------------
* Nonincome-producing securities

ADR stands for American Depository Receipt, representing ownership of foreign securities.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 30, 1998

Assets
Investments, at value (Cost $110,703,146) (Note 1)....................   $ 89,887,949
Cash .................................................................         39,387
Receivable for securities sold .......................................      3,300,469
Receivable for fund shares sold ......................................        163,742
Receivable from Distributor (Note 3) .................................         58,572
Dividends and interest receivable ....................................          6,499
Deferred organization costs and other assets (Note 1) ................         14,459
                                                                         ------------
                                                                           93,471,077
Liabilities
Payable for collateral received on securities loaned .................      3,642,694
Payable for fund shares redeemed .....................................        223,923
Payable for securities purchased .....................................        184,812
Accrued management fee (Note 2) ......................................         55,165
Accrued distribution and service fees (Note 5) .......................         50,244
Accrued transfer agent and shareholder services
  (Note 2) ...........................................................         38,351
Accrued trustees' fees (Note 2) ......................................         14,896
Other accrued expenses ...............................................        116,660
                                                                         ------------
                                                                            4,326,745
                                                                         ------------
Net Assets                                                               $ 89,144,332
                                                                         ============
Net Assets consist of:
 Unrealized depreciation of investments ..............................   $(20,815,197)
 Accumulated net realized gain .......................................      3,515,228
 Paid-in capital .....................................................    106,444,301
                                                                         ------------
                                                                         $ 89,144,332
                                                                         ============
Net Asset Value and redemption price per share of
  Class A shares ($30,858,303 [divided by] 3,484,170 shares)..........          $8.86
                                                                                =====
Maximum Offering Price per share of Class A shares
  ($8.86 [divided by] .955)...........................................          $9.28
                                                                                =====
Net Asset Value and offering price per share of
  Class B shares ($46,315,349 [divided by] 5,459,771 shares)*.........          $8.48
                                                                                =====
Net Asset Value and offering price per share of
  Class C shares ($7,012,288 [divided by] 826,278 shares)*............          $8.49
                                                                                =====
Net Asset Value, offering price and
  redemption price per share of Class S
  shares ($4,958,392 [divided by]
  549,656 shares) ....................................................          $9.02
                                                                                =====

--------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the year ended September 30, 1998

Investment Income
Dividends, net of foreign taxes of $1,030................   $    194,678
Interest (Note 1) .......................................        745,382
                                                            ------------
                                                                 940,060
Expenses
Management fee (Note 2) .................................        784,289
Transfer agent and shareholder services (Note 2) ........        246,611
Custodian fee ...........................................        121,596
Service fee-Class A (Note 5) ............................         92,648
Distribution and service fees-Class B (Note 5) ..........        523,958
Distribution and service fees-Class C (Note 5) ..........         84,138
Registration fees .......................................         56,137
Reports to shareholders .................................         50,480
Audit fee ...............................................         24,827
Trustees' fees (Note 2) .................................         18,804
Amortization of organization costs (Note 1) .............          6,141
Legal fees ..............................................          2,191
Miscellaneous ...........................................          3,510
                                                            ------------
                                                               2,015,330
Expenses borne by the Distributor (Note 3) ..............       (164,484)
                                                            ------------
                                                               1,850,846
                                                            ------------
Net investment loss .....................................       (910,786)
                                                            ------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments (Notes 1 and 4) ........      6,291,426
Net unrealized depreciation of investments ..............    (42,446,270)
                                                            ------------
Net loss on investments .................................    (36,154,844)
                                                            ------------
Net decrease in net assets resulting from operations.....   $(37,065,630)
                                                            ============

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   Years ended September 30
                                               ---------------------------------
                                                    1997              1998
                                               --------------   ----------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss .................          $  (615,038)     $  (910,786)
Net realized gain on
  investments .......................           14,594,498        6,291,426
Net unrealized appreciation
  (depreciation) of
  investments .......................           12,653,977      (42,446,270)
                                               -----------      -----------
Net increase (decrease)
  resulting from operations .........           26,633,437      (37,065,630)
                                               -----------      -----------
Distributions from net realized gains:
 Class A ............................           (1,462,798)      (5,928,823)
 Class B ............................           (1,761,067)      (7,729,321)
 Class C ............................             (320,673)      (1,418,848)
 Class S ............................           (1,026,873)      (1,185,510)
                                               -----------      -----------
                                                (4,571,411)     (16,262,502)
                                               -----------      -----------
Net increase from fund share
  transactions (Note 6) .............            6,103,327       53,047,300
                                               -----------      -----------
Total increase (decrease) in
  net assets ........................           28,165,353         (280,832)
Net Assets
Beginning of year ...................           61,259,811       89,425,164
                                               -----------      -----------
End of year .........................          $89,425,164      $89,144,332
                                               ===========      ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 1998

Note 1

State Street Research Emerging Growth Fund (the "Fund"), is a series of State Street Research Capital Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists presently of three separate funds: State Street Research Emerging Growth Fund, State Street Research Capital Fund and State Street Research Aurora Fund.

The investment objective of the Fund is to provide growth of capital. In seeking to achieve its investment objective, the Fund invests primarily in the equity securities of emerging growth and small capitalization companies.

The Fund offers four classes of shares. Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C. Class A shares are subject to an initial sales charge of up to 4.50% and pay an annual service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investments in Securities

Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

B. Federal Income Taxes

No provision for Federal income taxes is necessary since the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, if any, within the prescribed time periods.

C. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. For the year ended September 30, 1998, the Fund has designated as long-term $3,533,075 of the distributions from net realized gains.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

E. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At September 30, 1998, the value of the securities loaned and the value of collateral were $16,121,003 and $16,716,560 (including $3,642,694 of cash collateral), respectively. During the year ended September 30, 1998, income from securities lending amounted to $194,112 and is included in interest income.

Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees equal to 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended September 30, 1998, the fees pursuant to such agreement amounted to $784,289.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the year ended September 30, 1998, the amount of such shareholder servicing and account maintenance expenses was $98,146.

The fees of the Trustees not currently affiliated with the Adviser amounted to $18,804 during the year ended September 30, 1998.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the year ended September 30, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $164,484.

Note 4

For the year ended September 30, 1998, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $127,023,111 and $94,632,184, respectively.

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended September 30, 1998, fees pursuant to such plan amounted to $92,648, $523,958 and $84,138 for Class A, Class B and Class C respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $45,401 and $226,839, respectively, on sales of Class A shares of the Fund during the year ended September 30, 1998, and that MetLife Securities, Inc. earned commissions aggregating $683,332 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $81,822 and $1,186 on redemptions of Class B and Class C shares, respectively, during the same period.

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                      Years ended September 30
                                                                   ------------------------------
                                                                                1997
                                                                   ------------------------------
Class A                                                                Shares          Amount
-------------------------------------------------------------------------------------------------
Shares sold ......................................................      736,606    $   9,356,719
Issued upon reinvestment of distributions from net realized gains       133,558        1,418,423
Shares redeemed ..................................................     (399,385)      (4,800,572)
                                                                       --------    -------------
Net increase .....................................................      470,779    $   5,974,570
                                                                       ========    =============

Class B                                                                Shares          Amount
------------------------------------------------------------------------------------------------
Shares sold ......................................................      916,437    $  11,267,074
Issued upon reinvestment of distributions from net realized gains       157,306        1,632,835
Shares redeemed ..................................................     (519,013)      (5,932,931)
                                                                       --------    -------------
Net increase .....................................................      554,730    $   6,966,978
                                                                       ========    =============

Class C (Formerly Class D)                                             Shares          Amount
------------------------------------------------------------------------------------------------
Shares sold ......................................................      146,268    $   1,835,625
Issued upon reinvestment of distributions from net realized gains        29,013          300,866
Shares redeemed ..................................................      (86,639)        (977,990)
                                                                       --------    -------------
Net increase .....................................................       88,642    $   1,158,501
                                                                       ========    =============

Class S (Formerly Class C)                                             Shares          Amount
------------------------------------------------------------------------------------------------
Shares sold ......................................................      315,695    $   3,716,288
Issued upon reinvestment of distributions from net realized gains        95,612        1,026,868
Shares redeemed ..................................................   (1,129,494)     (12,739,878)
                                                                     ----------    -------------
Net increase (decrease) ..........................................     (718,187)   $  (7,996,722)
                                                                     ==========    =============

                                                                       Years ended September 30
                                                                   --------------------------------
                                                                                 1998
                                                                   --------------------------------
Class A                                                                Shares          Amount
---------------------------------------------------------------------------------------------------
Shares sold ......................................................     2,172,979    $   25,345,033
Issued upon reinvestment of distributions from net realized gains        462,113         5,446,850
Shares redeemed ..................................................    (1,369,043)      (15,820,206)
                                                                      ----------    --------------
Net increase .....................................................     1,266,049    $   14,971,677
                                                                      ==========    ==============

Class B                                                                Shares          Amount
--------------------------------------------------------------------------------------------------
Shares sold ......................................................     3,332,103    $   38,626,876
Issued upon reinvestment of distributions from net realized gains        522,996         5,952,742
Shares redeemed ..................................................    (1,079,812)      (11,853,802)
                                                                      ----------    --------------
Net increase .....................................................     2,775,287    $   32,725,816
                                                                      ==========    ==============

Class C (Formerly Class D)                                             Shares          Amount
--------------------------------------------------------------------------------------------------
Shares sold ......................................................       712,013    $    7,691,154
Issued upon reinvestment of distributions from net realized gains         74,509           848,275
Shares redeemed ..................................................      (454,421)       (4,481,663)
                                                                      ----------    --------------
Net increase .....................................................       332,101    $    4,057,766
                                                                      ==========    ==============

Class S (Formerly Class C)                                             Shares          Amount
--------------------------------------------------------------------------------------------------
Shares sold ......................................................       254,611    $    3,078,367
Issued upon reinvestment of distributions from net realized gains         98,988         1,185,510
Shares redeemed ..................................................      (249,446)       (2,971,836)
                                                                      ----------    --------------
Net increase (decrease) ..........................................       104,153    $    1,292,041
                                                                      ==========    ==============

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each year:

                                                                                        Class A
                                                                 ---------------------------------------------------------
                                                                                Years ended September 30
                                                                 ---------------------------------------------------------
                                                                   1994(2)       1995(1)    1996(1)    1997(1)    1998(1)
                                                                 ------------- ---------- ---------- ---------- ----------
Net asset value, beginning of year ($)                                9.45          8.56       9.69      11.33      15.53
                                                                    ------       -------    -------    -------    -------
 Net investment loss ($)*                                            (0.02)        (0.08)     (0.09)     (0.08)     (0.05)
 Net realized and unrealized gain (loss) on investments ($)          (0.87)         1.21       1.73       5.13      (4.01)
                                                                    ------       -------    -------    -------    -------
Total from investment operations ($)                                (0.89)          1.13       1.64       5.05      (4.06)
                                                                    ------       -------    -------    -------    -------
 Distribution from net realized gains ($)                              --            --         --       (0.85)     (2.61)
                                                                    ------       -------    -------    -------    -------
Total distributions ($)                                                --            --         --       (0.85)     (2.61)
                                                                    ------       -------    -------    -------    -------
Net asset value, end of year ($)                                      8.56          9.69      11.33      15.53       8.86
                                                                    ======       =======    =======    =======    =======
Total return(4) (%)                                                  (9.42)(5)     13.20      16.92      48.00     (29.97)
Ratios/supplemental data:
Net assets at end of year ($ thousands)                             21,986        21,480     19,791     34,446     30,858
Ratio of operating expenses to average net assets (%)*                1.35(6)       1.35       1.35       1.35       1.35
Ratio of net investment loss to average net assets (%)*              (0.58)(6)     (0.93)     (0.96)     (0.64)     (0.45)
Portfolio turnover rate (%)                                          83.61        178.60     155.85     273.33      98.30
*Reflects voluntary reduction of expenses per share of
these amounts (Note 3) ($)                                            0.02          0.06       0.04       0.04       0.02

                                                                                        Class B
                                                                 ---------------------------------------------------------
                                                                                Years ended September 30
                                                                 ---------------------------------------------------------
                                                                   1994(2)       1995(1)    1996(1)    1997(1)    1998(1)
                                                                 ------------- ---------- ---------- ---------- ----------
Net asset value, beginning of year ($)                                9.45          8.52       9.58      11.11      15.09
                                                                    ------       -------    -------    -------    -------
 Net investment loss ($)*                                            (0.06)        (0.14)     (0.17)     (0.16)     (0.14)
 Net realized and unrealized gain (loss) on investments ($)          (0.87)         1.20       1.70       4.99      (3.86)
                                                                    ------       -------    -------    -------    -------
Total from investment operations ($)                                 (0.93)         1.06       1.53       4.83      (4.00)
                                                                    ------       -------    -------    -------    -------
 Distribution from net realized gains ($)                              --            --         --       (0.85)     (2.61)
                                                                    ------       -------    -------    -------    -------
Total distributions ($)                                                --            --         --       (0.85)     (2.61)
                                                                    ------       -------    -------    -------    -------
Net asset value, end of year ($)                                      8.52          9.58      11.11      15.09       8.48
                                                                    ======       =======    =======    =======    =======
Total return(4) (%)                                                  (9.84)(5)     12.44      15.97      46.91     (30.56)
Ratios/supplemental data:
Net assets at end of year ($ thousands)                             29,287        26,489     23,656     40,512     46,315
Ratio of operating expenses to average net assets (%)*                2.10(6)       2.10       2.10       2.10       2.10
Ratio of net investment loss to average net assets (%)*              (1.32)(6)     (1.67)     (1.71)     (1.40)     (1.20)
Portfolio turnover rate (%)                                          83.61        178.60     155.85     273.33      98.30
*Reflects voluntary reduction of expenses per share of
these amounts (Note 3) ($)                                            0.02          0.06       0.04       0.03       0.02

--------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.

(2) February 1, 1994 (commencement of share class designations) to September 30, 1994

(3) October 4, 1993 (commencement of operations) to September 30, 1994.

(4) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.

(5) Not annualized.

(6) Annualized.

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                             Class C (Formerly Class D)
                                                                 ------------------------------------------------------
                                                                              Years ended September 30
                                                                 ------------------------------------------------------
                                                                   1994(2)      1995(1)   1996(1)   1997(1)    1998(1)
                                                                 ------------- --------- --------- --------- ----------
Net asset value, beginning of year ($)                                9.45         8.52      9.58     11.10      15.10
                                                                    ------      -------   -------   -------    -------
 Net investment loss ($)*                                            (0.06)       (0.14)    (0.16)    (0.16)     (0.14)
 Net realized and unrealized gain (loss) on investments ($)          (0.87)        1.20      1.68      5.01      (3.86)
                                                                    ------      -------   -------   -------    -------
Total from investment operations ($)                                 (0.93)        1.06      1.52      4.85      (4.00)
                                                                    ------      -------   -------   -------    -------
 Distribution from net realized gains ($)                               --           --        --     (0.85)     (2.61)
                                                                    ------      -------   -------   -------    -------
Total distributions ($)                                                 --           --        --     (0.85)     (2.61)
                                                                    ------      -------   -------   -------    -------
Net asset value, end of year ($)                                      8.52         9.58     11.10     15.10       8.49
                                                                    ======      =======   =======   =======    =======
Total return(4) (%)                                                  (9.84)(5)    12.44     15.87     47.15     (30.52)
Ratios/supplemental data:
Net assets at end of year ($ thousands)                             10,032        7,391     4,503     7,460      7,012
Ratio of operating expenses to average net assets (%)*                2.10(6)      2.10      2.10      2.10       2.10
Ratio of net investment loss to average net assets (%)*              (1.32)(6)    (1.67)    (1.71)    (1.41)     (1.20)
Portfolio turnover rate (%)                                          83.61       178.60    155.85    273.33      98.30
*Reflects voluntary reduction of expenses per share of
these amounts (Note 3) ($)                                            0.02         0.06      0.04      0.03       0.02

                                                                              Class S (Formerly Class C)
                                                                 --------------------------------------------------------
                                                                               Years ended September 30
                                                                 --------------------------------------------------------
                                                                   1994(3)       1995(1)    1996(1)   1997(1)    1998(1)
                                                                 ------------- ---------- ---------- --------- ----------
Net asset value, beginning of year ($)                                9.55          8.60       9.77     11.44      15.73
                                                                    ------       -------    -------   -------    -------
 Net investment loss ($)*                                            (0.06)        (0.06)     (0.07)    (0.04)     (0.02)
 Net realized and unrealized gain (loss) on investments ($)          (0.89)         1.23       1.74      5.18      (4.08)
                                                                    ------       -------    -------   -------    -------
Total from investment operations ($)                                 (0.95)         1.17       1.67      5.14      (4.10)
                                                                    ------       -------    -------   -------    -------
 Distribution from net realized gains ($)                               --            --         --     (0.85)     (2.61)
                                                                    ------       -------    -------   -------    -------
Total distributions ($)                                                 --            --         --     (0.85)     (2.61)
                                                                    ------       -------    -------   -------    -------
Net asset value, end of year ($)                                      8.60          9.77      11.44     15.73       9.02
                                                                    ======       =======    =======   =======    =======
Total return(4) (%)                                                  (9.95)(5)     13.60      17.09     48.34     (29.83)
Ratios/supplemental data:
Net assets at end of year ($ thousands)                              7,033        12,380     13,311     7,008      4,958
Ratio of operating expenses to average net assets (%)*                1.10(6)       1.10       1.10      1.10       1.10
Ratio of net investment loss to average net assets (%)*              (0.68)(6)     (0.71)     (0.71)    (0.39)     (0.19)
Portfolio turnover rate (%)                                          83.61        178.60     155.85    273.33      98.30
*Reflects voluntary reduction of expenses per share of
these amounts (Note 3) ($)                                            0.04          0.06       0.04      0.03       0.02

--------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.

(2) February 1, 1994 (commencement of share class designations) to September 30, 1994

(3) October 4, 1993 (commencement of operations) to September 30, 1994.

(4) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.

(5) Not annualized.

(6) Annualized.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Capital Trust and the Shareholders of
State Street Research Emerging Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Emerging Growth Fund (a series of State Street Research Capital Trust, hereafter referred to as the "Trust") at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 6, 1998

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

State Street Research Emerging Growth Fund had a difficult year. The total return for the Fund's Class A shares was -29.97% for the 12 months ended September 30, 1998 [does not reflect sales charge]. The Fund underperformed the average Lipper small-cap fund, which returned -20.60%. The Fund also underperformed the Russell 2000 Growth Index, which returned -24.83% for the same period.

Although the Fund got off to a strong start, it was hurt by the market's retreat to large-company growth stocks during the second half of the year. Capital equipment, energy, and technology stocks were among the Fund's weakest performers. Each was hurt by weakness in foreign economies and fears that a slowdown in the U.S. economy could fall disproportionately on small companies.

Consumer services companies were among the portfolio's best performers. The Fund continues to invest in companies that have the potential to deliver earnings growth in line with expectations. Healthcare remains the Fund's largest sector holding.

September 30, 1998


Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B share or 1% Class C share contingent deferred sales charge, where applicable. The fund's returns include performance from before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower. Class S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs. The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell 2000 Growth Index contains only those stocks within the complete Russell 2000 Index (a small company index) that show above-average growth. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices. Before November 1, 1997, Class C shares were designated Class D, and Class S shares were designated Class C.

          Change in Value of
     $10,000 Based on the S&P 500
    and Russell 2000 Growth Index
Compared to Change in Value of $10,000
         Invested in the Fund

     Class A Shares
Average Annual Total Return
---------------------------

  1 Year    Life of Fund
---------------------------
 -33.13%        3.27%
---------------------------

             Emerging                           Russell
            Growth Fund       S&P 500            2000
            -----------       -------           ------
10/93          9550            10000            10000
 9/94          8560            10368            10088
 9/95          9690            13448            12930
 9/96         11330            16181            14561
 9/97         16769            22722            17961
 9/98         11742            24785            13501

     Class B Shares
Average Annual Total Return
---------------------------

  1 Year    Life of Fund
---------------------------
  -33.37%        3.18%
---------------------------

             Emerging                           Russell
            Growth Fund       S&P 500            2000
            -----------       -------           ------
10/93         10000            10000            10000
 9/94          8921            10368            10088
 9/95         10031            13448            12930
 9/96         11634            16181            14561
 9/97         16790            22722            17961
 9/98         11690            24785            13501

     Class C Shares
Average Annual Total Return
---------------------------

  1 Year    Life of Fund
---------------------------
 -31.09%        3.51%
---------------------------

             Emerging                           Russell
            Growth Fund       S&P 500            2000
            -----------       -------           ------
10/93         10000            10000            10000
 9/94          8921            10368            10088
 9/95         10031            13448            12930
 9/96         11623            16181            14561
 9/97         17103            22722            17961
 9/98         11883            24785            13501


     Class S Shares
Average Annual Total Return
---------------------------

  1 Year    Life of Fund
---------------------------
 -29.83%        4.52%
---------------------------

             Emerging                           Russell
            Growth Fund       S&P 500            2000
            -----------       -------           ------
10/93         10000            10000            10000
 9/94          9005            10368            10088
 9/95         10230            13448            12930
 9/96         11979            16181            14561
 9/97         17770            22722            17961
 9/98         12470            24785            13501

STATE STREET RESEARCH EMERGING GROWTH FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH CAPITAL TRUST
--------------------------------------------------------------------------------

Fund Information

State Street Research
Emerging Growth Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Service Center
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants
PricewaterhouseCoopers LLP
One Post Office Square
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Jesus A. Cabrera
Vice President

Lawrence H. Haverty, Jr.
Vice President

Richard J. Jodka
Vice President

Rudolph K. Kluiber
Vice President

James M. Weiss
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Steve A. Garban
Former Senior Vice President for Finance and Operations and Treasurer, The Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the Board and Chief Financial
Officer, St. Regis Corp.

Edward M. Lamont
Formerly in banking
(with an affiliate of
J.P. Morgan & Co. in New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Former Partner, Saltonstall & Co.

Dean O. Morton
Former Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management, George Washington University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures Trading Commission

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts Institute of Technology

[BLANK]

[back cover]

State Street Research Emerging Growth Fund                      Bulk Rate
One Financial Center                                          U.S. Postage
Boston, MA 02111                                                  PAID
                                                               Permit #20
                                                              Holliston, MA
                                                                  01746
Questions? Comments?

Call us at 1-800-562-0032
     [hearing-impaired 1-800-676-7876]
Write us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408, or
E-mail us at:
     info@ssrfunds.com
Internet site:
     www.ssrfunds.com
[State Street Research logo]

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied by a current State Street Research Emerging Growth Fund prospectus. When used after December 31, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  (exp1199)SSR-LD                                   SCG-085E-1098

[front cover]

                              STATE STREET RESEARCH
                              ---------------------
                                   AURORA FUND
                              ---------------------

ANNUAL REPORT
September 30, 1998

---------------------
    WHAT'S INSIDE
---------------------

From the Chairman

From good news
to mixed results

Portfolio Manager's Review

A challenging year for
small company stocks

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

[Dalbar award]
---------------------
       DALBAR
Honors Commitment to:
   Investors 1997

   For Excellence
         in
 Shareholder Service
---------------------
[end Dalbar award]

                                                     State Street Research Funds

FROM THE CHAIRMAN

[photo: Ralph F. Verni]

Dear Shareholder:

After nearly four years of uninterrupted good news, the third quarter produced mixed results for investors. Most economic data remain positive: Inflation was low. Personal income has risen, and unemployment was steady at about 4.5%. However, consumer confidence has slipped slightly. The stock market has lost ground. Investors are worried about future corporate earnings.

Stocks

Pessimism about profits sent stocks down during the third quarter. Financial stocks were among the hardest hit, as announcements were made that big U.S. financial institutions expect losses from loans to foreign markets. Technology companies also lost ground as lower demand from Asia hurt some of the biggest competitors. All major market indices were down for the quarter, and some segments of the market--notably, small company stocks--have registered double digit losses for the year so far.

Bonds

On the positive side, bond investors had something to cheer about. Treasury bonds soared as the Federal Reserve Board's one-quarter percent cut in the federal funds rate sent the yield on the bellwether long-term Treasury bond down below 5.0% for the first time ever. High-yield bonds and mortgage-backed securities failed to participate in the rally.

International

Warnings that economic growth has slowed around the world, plus specific concerns over Asia's woes, continued to bring returns down on most major foreign exchanges. Even Europe, which has delivered strong gains in the first half of the year, felt the effects of Russia's currency problems and Japan's recession. As interest rates converge anticipating the euro common currency in 1999, Spain and Italy appear to be in the best position to grow, and Germany and France are the most likely to suffer.

Outlook and Opportunities

As investors, you may be asking where the opportunities are in this rocky market. My reply: In diversification--and in markets that have been beaten down, such as small-cap and mid-cap stocks. But every investor is different. Now is a good time to talk to your financial professional about your investments. And as always, thank you for your confidence in State Street Research Funds.

Sincerely,

/s/ Ralph F. Verni

Ralph F. Verni
Chairman
September 30, 1998

(1)Investment results are based on an assumed $10,000 investment at Class A share maximum sales charge of 4.5%; thus, the net amount invested was $9,550. Also reflects reinvestment of capital gain distributions and income dividends. No adjustment has been made for income taxes payable by shareholders on income dividends or capital gain distributions.

(2)-24.98% for Class B shares; -25.00% for Class C shares; -24.23% for Class S shares.

(3)The Russell 2000 Value Index is a weighted index comprised of only those stocks within the complete Russell 2000 Index (a small company index) that show below-average growth. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(4)Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(5)Class S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.

(6)Before November 1, 1997, Class C shares were designated Class D, and Class S shares were designated Class C.


Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.


--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 1998)
--------------------------------------------------------------------------------
Total value of $10,000 invested at Fund's inception(1)
(Class A shares, at maximum applicable sales charge)

[mountain chart]

2/95                   9550
9/95                  11130
9/96                  15986
9/97                  27606
9/98                  20864

[end mountain chart]

Average Annual Total Return
(at maximum applicable sales charge)(4,5,6)

=======================================================
               Life of Fund
             (since 2/13/95)      3 Years        1 Year
-------------------------------------------------------
Class A     22.44%              21.42%         -27.82%
-------------------------------------------------------
Class B     22.58%              21.69%         -28.69%
-------------------------------------------------------
Class C     23.04%              22.33%         -25.74%
-------------------------------------------------------
Class S     24.30%              23.59%         -24.23%
=======================================================

Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

PORTFOLIO MANAGER'S REVIEW

Aurora Fund: A challenging year for small company stocks

[photo: Rudy Kluiber]


   Rudy Kluiber
Portfolio Manager

We spoke with Rudy Kluiber, portfolio manager of State Street Research Aurora Fund about performance for the fiscal year ended September 30, 1998 and his views on the period ahead.


Q: How did the Fund perform during the past 12 months?

A: It was a challenging year for the Fund, and for small company stocks, in general. Class A shares lost -24.42% for the year ended September 30, 1998 [does not include sales charge.]2 That was below the average Lipper Small-Cap Fund, which lost -20.60%. The Fund also underperformed the Russell 2000 Value Index, which lost -12.79% for the same period.(3)

Q: What contributed to the Fund's weak performance?

A: The volatile equity market continued to favor growth stocks representing the largest blue-chip companies. Our investments lost ground in virtually all sectors and industries. Also, the Fund's investments in basic industrial companies with exposure to Asia hurt performance.

Q: What industries were represented in the portfolio during the year?

A: We emphasized investments in automotive products, business services, chemicals, machinery, and metals and mining. We also owned a significant position in science and technology stocks. In all, the Fund owns about 260 stocks.

Q: The Fund ended the year with a relatively high position in cash and short-term securities. How did that fit into your strategy?

A: We raised cash to provide flexibility in light of the market's heightened volatility near the end of the period. Now, we plan to put the cash back to work with a focus on value.

Q: What qualities do you look for in a company?

A: I am attracted to companies that demonstrate the potential to achieve significant gains in more ways than one. For example, if a company looks like it could improve by cutting costs, I would be looking for some additional advantage, such as new products, new management, an acquisition or stock buy-back. I try to look at companies one at a time.

Q: What do you think it will take to get investors interested in small company stocks once again?

A: It's hard to say what will bring investors back to this segment of the market and the value style of stock selection. The small cap sector has underperformed the market for quite a while now. The valuation gap between small and large-company stocks is about as wide as it has ever been.

Q: What's your outlook for the period ahead?

A: I'm cautious. It's still unclear as to how long and how far the effects of Asia's economic crisis will continue to be felt in the U.S. I'm also mindful that many stocks remain at or near relatively high valuations, given earnings prospects for the year ahead. However, I will continue to seek opportunities among attractively priced small company stocks.

September 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Top 10 Stock Positions
(by percentage of net assets)

1      Exide Batteries                              3.2%

2      CORE Capital Mortgage finance                2.7%

3      Simpson Industries Automotive parts          2.0%

4      Imation Data storage                         2.0%

5      Wyman-Gordon Aerospace components            2.0%

6      Ryerson Tull Steel service center            1.8%

7      Entertainment Properties REIT                1.8%

8      Cambrex Specialty chemicals                  1.8%

9      Steinway Musical instruments                 1.6%

10     American Media Publishing                    1.5%

These securities represent an aggregate of 20.4% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities or industries listed in this table or in the text above.

[bar chart]

Top 5 Industries
(by percentage of net assets)

Automotive          9.0%
Business Service    8.3%
Chemical            8.1%
Machinery           7.3%
Metal & Mining      6.5%

Total: 39.2%

[end bar chart]

Best and Worst Contributors to Performance
(October 1, 1997 through September 30, 1998)

Best [arrow pointing up]
----------------------------------
Memtec
Corporate acquisition

Ceanic
Corporate acquisition

Triangle Pacific
Corporate acquisition

Worst [arrow pointing down]
--------------------------------

BMC Industries
Asian competition

CORE Capital
Turmoil in mortgage market

Maxx Petroleum
Declining oil prices
                                       2

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
September 30, 1998

                                                                        Value
                                                      Shares          (Note 1)
                                                 --------------- ---------------
COMMON STOCKS 86.4%
Basic Industries 26.7%
Chemical 8.1%
Agrium Inc. ....................................      255,900    $ 2,175,150
Amcol International Corp. ......................       30,000        341,250
American Pacific Corp.* ........................      350,400      2,803,200
BetzDearborn Inc. ..............................       10,000        691,250
Cambrex Corp. ..................................      292,900      6,901,456
CuraGen Corp.* .................................       80,000        480,000
Geon Co. .......................................      175,000      3,106,250
Hawkins Chemical Inc.* .........................       40,100        401,000
Lilly Industrial Inc. Cl. A ....................      193,500      3,410,438
M.A. Hanna Co. .................................       10,000        112,500
Mississippi Chemical Corp. .....................      435,700      5,282,862
Octel Corp.* ...................................       10,000        137,500
Stepan Chemical Co.* ...........................      211,900      5,734,544
                                                                 -----------
                                                                  31,577,400
                                                                 -----------
Diversified 1.6%
Apogee Enterprises Inc. ........................       60,000        735,000
Commercial Intertech Corp. .....................       92,800      1,711,000
Lindberg Corp. .................................       58,600        739,825
Noel Group Inc.* ...............................      102,000        133,875
Recoton Corp.* .................................       92,000      1,794,000
Titan International Inc. .......................       40,200        447,225
Whittaker Corp. ................................       30,000        444,375
                                                                 -----------
                                                                   6,005,300
                                                                 -----------
Electrical Equipment 0.4%
Asia Pacific Wire & Cable Corp. Ltd.* ..........       72,000        139,500
Channell Commercial Corp.* .....................      165,000      1,381,875
Vari-Lite International Inc.* ..................       60,000        165,000
                                                                 -----------
                                                                   1,686,375
                                                                 -----------
Forest Product 0.0%
Morgan Products Ltd.* ..........................       30,500         80,063
                                                                 -----------
Machinery 7.3%
Cascade Corp. ..................................       20,000        266,250
CTB International Corp.* .......................       42,000        288,750
Gleason Corp. ..................................       20,300        326,069
Hanover Compressor Co.* ........................       58,400      1,412,550
Howmet International Inc.* .....................      206,900      2,405,213
Instron Corp. ..................................       73,700      1,041,013
Intermet Corp. .................................      242,700      3,079,256
JLG Industries Inc. ............................       13,600        216,750
Middleby Corp.* ................................      129,100        508,331
Miller Industries Inc.* ........................       30,000        138,750
Penn Engineering & Manufacturing Corp. .........      154,700      3,064,994
Specialty Equipment Companies Inc.* ............      293,000      5,823,375

                                                                        Value
                                                      Shares          (Note 1)
                                                 --------------- ---------------
Sun Hydraulics Inc. ............................       19,000    $   182,875
Thermadyne Holdings Corp.* .....................       13,599        320,426
Tokheim Corp.* .................................      340,000      2,465,000
Varlen Corp. ...................................       65,000      1,803,750
Wolverine Tube Inc.* ...........................      242,600      5,109,762
                                                                 -----------
                                                                  28,453,114
                                                                 -----------
Metal & Mining 6.5%
Carbide/Graphite Group Inc.* ...................       70,000        778,750
Chase Industries Inc.* .........................       80,100      1,136,419
Commonwealth Industries Inc. ...................       70,000        568,750
Easco Inc. .....................................       61,700        547,587
Global Industrial Technologies Inc.* ...........      217,500      1,522,500
Hawk Corp. Cl. A* ..............................      145,200      1,397,550
Ladish Inc.* ...................................      349,400      3,079,087
N.N. Ball & Roller Inc. ........................      122,300        978,400
Ryerson Tull Inc. Cl. A* .......................      528,000      6,963,000
Special Metals Corp.* ..........................       33,400        346,525
Webco Industries Inc.* .........................       49,500        349,594
Wyman-Gordon Co.* ..............................      530,000      7,618,750
                                                                 -----------
                                                                  25,286,912
                                                                 -----------
Railroad 2.1%
ABC Rail Products Corp.* .......................       74,000      1,184,000
Genesee & Wyoming Inc. Cl. A* ..................      215,800      2,832,375
Johnstown America Industries Inc.* .............      114,000      1,624,500
Marine Transport Corp.* ........................       49,500        108,281
OMI Corp.* .....................................      250,000      1,015,625
Tranz Rail Holdings Ltd. ADR ...................      383,600      1,534,400
                                                                 -----------
                                                                   8,299,181
                                                                 -----------
Truckers 0.7%
C.H. Robinson Worldwide ........................       37,300        750,663
Jevic Transportation Inc.* .....................      235,900      1,680,787
Trailer Bridge Inc.* ...........................       30,000         67,500
                                                                 -----------
                                                                   2,498,950
                                                                 -----------
Total Basic Industries ......................................... 103,887,295
                                                                 -----------
Consumer Cyclical 21.3%
Airline 0.4%
America West Holdings Corp. Cl. B* .............      125,000      1,562,500
                                                                 -----------
Automotive 9.0%
Aftermarket Technology Corp.* ..................        8,200         90,200
Borg-Warner Automotive Inc. ....................       55,000      2,038,437
Control Devices Inc. ...........................      257,500      2,961,250
Defiance Inc. ..................................      132,000        990,000
Excel Industries Inc. ..........................      372,500      4,656,250
Exide Corp.@ ...................................    1,081,300     12,434,950
Gencorp Inc. ...................................       25,000        481,250

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Value
                                                       Shares          (Note 1)
                                                  --------------- --------------
Automotive (cont'd)
Group 1 Automotive Inc.* ........................     112,200     $ 1,683,000
Lund International Holdings Inc.* ...............      21,000         136,500
Motorcar Parts & Accessories Inc.* ..............      39,000         453,375
Simpson Industries Inc. .........................     778,700       7,835,669
Stoneridge Inc.* ................................      39,500         639,406
TransPro Inc. ...................................     138,700         693,500
                                                                  -----------
                                                                   35,093,787
                                                                  -----------
Building 2.9%
Bluegreen Corp.* ................................      30,000         225,000
Cameron Ashley Inc.* ............................       7,000          78,313
Castle & Cooke Inc.* ............................      77,400       1,161,000
Centex Construction Products Inc. ...............      14,500         494,812
Dayton Superior Corp. Cl. A* ....................      17,700         311,962
Interface Inc. Cl. A ............................     150,000       1,800,000
Kevco Inc.* .....................................     172,000       3,106,750
Nortek Inc.* ....................................     126,500       3,447,125
Stimsonite Corp.* ...............................     134,500         697,719
                                                                  -----------
                                                                   11,322,681
                                                                  -----------
Hotel & Restaurant 0.7%
Primadonna Resorts Inc.* ........................     361,500       2,779,031
                                                                  -----------
Photography 2.4%
CPI Corp. .......................................      54,600       1,293,338
Imation Corp.* ..................................     421,800       7,803,300
                                                                  -----------
                                                                    9,096,638
                                                                  -----------
Recreation 3.1%
Alliance Gaming Corp.* ..........................     135,000         345,937
Bacou USA Inc.* .................................      40,000         690,000
Championship Auto Racing Teams, Inc.* ...........      35,000         855,312
HMG Worldwide Corp.* ............................      17,000          21,250
K2 Inc. .........................................      15,000         265,313
Rawlings Sporting Goods Co.* ....................     104,200       1,146,200
Rockshox Inc.* ..................................      71,000         186,375
Steinway Musical Instruments Inc.* ..............     281,500       6,193,000
Sturm Ruger & Company Inc. ......................     125,000       1,953,125
West Coast Entertainment Corp.* .................     390,000         316,875
                                                                  -----------
                                                                   11,973,387
                                                                  -----------
Retail Trade 1.9%
Barbeques Galore Ltd. ADR .......................     125,400         564,300
Burlington Coat Factory Warehouse Corp. .........      55,000         811,250
Cole National Corp. Cl. A* ......................      64,000       1,332,000
EKCO Group Inc.* ................................      10,000          35,000
Finlay Enterprises Inc.* ........................      86,300         722,763
Gymboree Corp.* .................................       1,000           7,500
Mark Brothers Jewelers Inc.* ....................     150,000       2,006,250


                                                                         Value
                                                       Shares          (Note 1)
                                                  --------------- --------------
Meadowcraft Inc.* ...............................      51,000     $   513,188
RDO Equipment Co. Cl. A* ........................      94,600         857,312
Steelcase Inc. Cl. A ............................      24,600         436,650
TBC Corp.* ......................................      38,000         228,000
                                                                  -----------
                                                                    7,514,213
                                                                  -----------
Textile & Apparel 0.9%
Carlyle Industries Inc.* ........................     110,939          58,936
Hirsch International Corp. Cl. A* ...............     305,000         781,563
Ithaca Industries Inc.* .........................      60,000         135,000
Oshkosh B Gosh Inc. Cl. A .......................     120,000       2,490,000
                                                                  -----------
                                                                    3,465,499
                                                                  -----------
Total Consumer Cyclical .........................................  82,807,736
                                                                  -----------
Consumer Staple 20.9%
Business Service 8.3%
Amerco* .........................................     198,700       5,066,850
Beacon Capital Partners Inc.*+ ..................     120,000       2,400,000
BioReliance Corp.* ..............................     133,300       1,399,650
Career Blazers Inc.* ............................       6,500          45,500
Casella Waste Systems Inc. Cl. A* ...............      39,000       1,326,000
CORE Capital Inc. Cl. A Cv. Pfd.*+ ..............     300,000      10,653,000
DIANON Systems Inc.* ............................      79,000         483,875
Dollar Thrifty Automotive Group, Inc.* ..........      83,800         974,175
Edutrek International Inc. Cl. A* ...............      20,000         140,000
Envirosource Inc. ...............................      54,957         446,526
Fair, Issac & Company Inc. ......................      10,000         333,750
Firearms Training Systems Inc. Cl. A* ...........     205,000         140,938
Integrated Systems Consulting Group* ............      57,000         612,750
International Total Services Inc.* ..............     105,000         590,625
Lydall Inc.* ....................................      62,000         635,500
Marquee Group Inc.* .............................     430,000       1,236,250
Pierce Leahy Corp.* .............................      43,000         908,375
Protection One Inc.* ............................      47,000         458,250
Provant Inc.* ...................................      15,000         223,125
Right Management Consultants Inc.* ..............     122,700       1,487,737
Ritchie Brothers Auctioneers Inc.* ..............      85,000       1,880,625
Todd-AO Corp. ...................................      45,000         331,875
Vestcom International Inc.* .....................      30,000         277,500
                                                                  -----------
                                                                   32,052,876
                                                                  -----------
Container 1.9%
ACX Technologies Inc.* ..........................      20,000         257,500
Bway Corp.* .....................................       9,000         114,188
Gundle/SLT Environmental Inc.* ..................      88,100         289,083
Home Products International Inc.* ...............      48,000         408,000
Intertape Polymer Group Inc. ....................      40,000         725,000
Ivex Packaging Corp.* ...........................     110,200       1,597,900

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

                                                                        Value
                                                      Shares          (Note 1)
                                                 --------------- ---------------
Container (cont'd)
Rock-Tenn Co. Cl. A ............................    78,150       $   864,534
Shorewood Packaging Corp.* .....................    97,500         1,316,250
U.S. Can Corp.* ................................   117,900         1,724,287
                                                                 -----------
                                                                   7,296,742
                                                                 -----------
Drug 1.9%
Jean Coutu Group Inc * .........................   150,000         2,340,293
Mycogen Corp.* .................................   137,500         3,832,812
Nutraceutical International Corp.* .............    32,000           226,000
Pathogenesis Corp.* ............................    30,000         1,001,250
                                                                 -----------
                                                                   7,400,355
                                                                 -----------
Food & Beverage 2.1%
Beringer Wine Estates Holdings, Inc. Cl. B*.....    20,000           766,250
BJ's Wholesale Club Inc.* ......................    20,000           735,000
Coca-Cola Bottling Co. .........................     2,500           150,000
Corn Products International Inc. ...............    30,000           757,500
Darling International Inc.* ....................   113,100           395,850
Hussmann International Inc. ....................    30,000           425,625
International Home Foods Inc.* .................    50,000           675,000
Keebler Foods Co.* .............................    45,000         1,170,000
Robert Mondavi Corp. Cl. A* ....................    20,000           446,250
Zapata Corp. ...................................    80,000           775,000
Golden State Vintners Inc. Cl. B * .............   177,700         1,743,681
                                                                 -----------
                                                                   8,040,156
                                                                 -----------
Hospital Supply 1.2%
Arrow International Inc. .......................    10,000           278,750
Circon Corp.* ..................................    15,000           146,250
CN Biosciences Inc.* ...........................    33,000           808,500
Invivo Corp.*@ .................................   170,000         2,252,500
Lunar Corp.* ...................................   100,000         1,100,000
SeaMed Corp.* ..................................    11,000           154,000
                                                                 -----------
                                                                   4,740,000
                                                                 -----------
Personal Care 1.8%
Bush Boake Allen Inc.* .........................   153,500         4,106,125
First Brands Corp. .............................    80,000         1,745,000
Polymer Group Inc.* ............................   150,000         1,181,250
                                                                 -----------
                                                                   7,032,375
                                                                 -----------
Printing & Publishing 2.8%
American Media Inc. Cl. A* ..................... 1,078,700         6,000,269
Hollinger International, Inc. Cl. A ............   163,760         2,354,050
Houghton Mifflin Co. ...........................    20,000           620,000
Pulitzer Publishing Co. ........................    24,200         1,914,825
                                                                 -----------
                                                                  10,889,144
                                                                 -----------

                                                                        Value
                                                      Shares          (Note 1)
                                                 --------------- ---------------
Tobacco 0.9%
800-JR CIGAR Inc.* .............................    20,000       $   222,500
Dimon Inc. .....................................   177,000         1,869,563
Standard Commercial Corp. ......................   198,140         1,473,666
                                                                 -----------
                                                                   3,565,729
                                                                 -----------
Total Consumer Staple ........................................... 81,017,377
                                                                 -----------
Energy 1.1%
Oil 0.5%
Crystal Oil Co.* ...............................     3,800           148,200
Maxx Petroleum Ltd.* ...........................   475,000         1,187,500
Probe Exploration Inc.*+ .......................   277,800           500,803
                                                                 -----------
                                                                   1,836,503
                                                                 -----------
Oil Service 0.6%
Atwood Oceanics Inc.* ..........................    20,000           416,250
Fred Olsen Energy ASA ADR* .....................    54,100           417,054
Stolt Comex Seaway SA* .........................    48,000           462,000
Stolt Comex Seaway SA Cl. A* ...................    24,000           207,000
TMBR/Sharp Drilling Inc.* ......................   132,600           812,175
Transcoastal Marine Services Inc.* .............     5,500            29,906
Willbros Group Inc.* ...........................    28,100           179,138
                                                                 -----------
                                                                   2,523,523
                                                                 -----------
Total Energy ....................................................  4,360,026
                                                                 -----------
Finance 4.7%
Bank 0.7%
AMBANC Holding Co. Inc. ........................     6,000            78,000
Ambase Corp.* ..................................     5,000            11,050
Bank of the Ozarks Inc. ........................    16,700           400,800
Bay State Bancorp Inc.* ........................    10,000           222,500
EFC Bancorp Inc.* ..............................    20,000           210,000
First International Bancorp Inc. ...............     7,000            66,500
Life Financial Corp.* ..........................    50,000           253,125
Meritor Savings Bank* ..........................    60,000           146,250
PBOC Holdings Inc.* ............................   102,900         1,131,900
                                                                 -----------
                                                                   2,520,125
                                                                 -----------
Financial Service 3.2%
CIT Group Inc. Cl. A ...........................    80,000         2,050,000
Delta Financial Corp.* .........................   100,000           681,250
Entertainment Properties Trust .................   373,500         6,909,750
Gilman & Ciocia Inc.* ..........................    40,000           251,250
Heller Financial Inc. Cl. A* ...................    58,300         1,399,200
Imperial Credit Commercial Mortgage
   Investment Corp.* ...........................    10,000            97,500
Linc Capital Inc.* .............................    60,000           577,500
Mego Financial Corp.* ..........................    48,200            37,656
Tower Realty Trust Inc. ........................    30,000           596,250
                                                                 -----------
                                                                  12,600,356
                                                                 -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Value
                                                        Shares       (Note 1)
                                                   --------------- -------------
Insurance 0.8%
Foremost Corp. ...................................       119,400   $ 2,186,513
PAULA Financial ..................................       108,800     1,047,200
                                                                   -----------
                                                                     3,233,713
                                                                   -----------
Total Finance ..................................................    18,354,194
                                                                   -----------
Science & Technology 11.6%
Aerospace 1.3%
Curtiss-Wright Corp. .............................       100,000     3,968,750
Doncasters PLC ADR* ..............................        51,100       568,487
Fairchild Corp. Cl. A* ...........................        35,100       495,788
First Aviation Services Inc.* ....................        30,000       146,250
                                                                   -----------
                                                                     5,179,275
                                                                   -----------
Computer Software & Service 4.5%
Bell & Howell Co.* ...............................       215,500     5,589,531
Best Software Inc.* ..............................       135,000     3,240,000
Box Hill Systems Corp.* ..........................        30,000       264,375
BrightStar Information Technology Group Inc.*.....        35,000       214,375
DRS Technologies Inc.* ...........................        56,500       547,344
Eidos PLC ADR* ...................................        45,000       514,687
H.T.E. Inc.* .....................................       179,000     2,192,750
InTEST Corp.* ....................................        68,200       272,800
J.D. Edwards & Co.* ..............................        51,800     2,486,400
Ontrack Data International Inc.* .................        40,000       290,000
Unigraphics Solutions Inc. Cl. A* ................        10,000        94,375
Verio Inc.* ......................................        75,000     1,856,250
                                                                   -----------
                                                                    17,562,887
                                                                   -----------
Electronic Components 3.1%
BEI Electronics Inc.* ............................       215,000       430,000
BEI Technologies Inc. ............................       340,000     2,528,750
BMC Industries Inc. ..............................        70,000       420,000
Cypress Semiconductor Corp.* .....................        20,000       175,000
Denison International PLC ADR* ...................       261,700     3,925,500
Electro Scientific Industries Inc.* ..............         5,000        79,375
Fusion Systems Corp.* ............................         1,000            31
II Vi Inc.* ......................................        45,500       344,094
Kemet Corp.* .....................................        21,800       242,525
Optek Technology Inc.* ...........................       180,800     3,209,200
Peak International Ltd.* .........................        10,000        82,500
Power-One Inc.* ..................................        47,500       350,313
Reptron Electronics Inc.* ........................        30,000       153,750
                                                                   -----------
                                                                    11,941,038
                                                                   -----------

                                                                       Value
                                                        Shares       (Note 1)
                                                   --------------- -------------
Electronic Equipment 2.0%
Brooks Automation Inc.* ..........................         5,000   $    49,688
Coherent Inc.* ...................................       430,000     4,017,812
Detection Systems Inc.* ..........................        30,000       309,375
FARO Technologies Inc.* ..........................        30,000        94,688
General Scanning Inc.* ...........................       112,300       617,650
Helix Technology Corp. ...........................         1,000         9,875
Igen International, Inc.* ........................        35,000       988,750
Instrumentation Laboratories SPA ADR* ............        40,000        55,000
Lam Research Corp.* ..............................         1,000        10,000
Mackie Designs Inc.* .............................        15,000        97,500
Novametrix Medical Systems Inc.* .................       123,000       622,688
Plantronics Inc.* ................................        15,000       722,812
Silicon Valley Group Inc.* .......................         1,000         8,000
                                                                   -----------
                                                                     7,603,838
                                                                   -----------
Office Equipment 0.7%
CompX International Inc. Cl. A* ..................        23,500       405,375
Davel Communications Group* ......................         8,000        98,000
Exabyte Corp.* ...................................       318,000     2,067,000
                                                                   -----------
                                                                     2,570,375
                                                                   -----------
Total Science & Technology .......................................  44,857,413
                                                                   -----------
Utility 0.1%
Telephone 0.1%
Peoples Telephone Co.* ...........................       170,000       446,250
PhoneTel Technologies Inc.* ......................       200,000        18,750
                                                                   -----------
                                                                       465,000
                                                                   -----------
Total Utility ....................................................     465,000
                                                                   -----------
Total Common Stocks (Cost $416,598,730)........................... 335,749,041
                                                                   -----------
SHORT-TERM INVESTMENTS 3.5%
AIM Liquid Assets Portfolio ......................    13,893,476    13,893,476
                                                                   -----------
Total Short-Term Investments (Cost $13,893,476) ..................  13,893,476
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------
September 30, 1998


                                       Principal     Maturity        Value
                                         Amount        Date         (Note 1)
                                     ------------- ------------ ---------------
COMMERCIAL PAPER 14.1%
American Express Credit Corp.,
  5.38% ............................ $9,369,000    10/01/1998   $  9,369,000
American Express Credit Corp.,
  5.51% ............................  5,229,000    10/05/1998      5,229,000
Associates Corp. of North
  America, 5.45% ...................  6,043,000    10/06/1998      6,043,000
CIT Group Holdings Inc., 5.25% .....  4,164,000    10/08/1998      4,164,000
Ford Motor Credit Co., 5.15% ....... 10,432,000    10/13/1998     10,432,000
General Electric Capital Corp.,
  5.20% ............................    472,000    10/05/1998        472,000
Household Finance Corp., 5.54%......  9,341,000    10/02/1998      9,341,000
Household Finance Corp., 5.53%......  9,652,000    10/08/1998      9,652,000
                                                                ------------
Total Commercial Paper (Cost $54,702,000)....................     54,702,000
                                                                ------------
Total Investments (Cost $485,194,206)--104.0%................   $404,344,517
Cash and Other Assets, Less Liabilities--(4.0%) .............    (15,708,944)
                                                                ------------
Net Assets--100.0% ..........................................   $388,635,573
                                                                ============

Federal Income Tax Information:

At September 30, 1998, the net unrealized depreciation
  of investments based on cost for Federal income tax
  purposes of $485,411,839 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value over
  tax cost ..........................................   $ 23,812,777
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value ........................................   (104,880,099)
                                                        ------------
                                                        $(81,067,322)
                                                        ============

--------------------------------------------------------------------------------
*Nonincome-producing securities.

ADR stands for American Depositary Receipt, representing ownership of foreign securities.

+Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at September 30, 1998 were $16,314,535 and $13,553,803 (3.49% of net assets), respectively.

@Represents an affiliated issuer in which the Fund owns at least 5% of the issuer's outstanding voting securities. Transactions during the year ended September 30, 1998 were as follows:

  Affiliated        Cost of       Cost of      Dividend        Market
    Issuer         Purchases       Sales        Income          Value
--------------   ------------   -----------   ----------   --------------
Exide Corp.      $5,899,969     $     --      $73,420      $12,434,950
Invivo Corp.        289,708      377,980           --        2,252,500
                 ----------     --------      -------      -----------
                 $6,189,677     $377,980      $73,420      $14,687,450
                 ==========     ========      =======      ===========

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

Assets
Investments, at value (Cost $485,194,206) (Note 1) ................   $404,344,517
Cash ..............................................................            829
Dividends and interest receivable .................................        686,421
Receivable for fund shares sold ...................................        247,692
Receivable for securities sold ....................................        145,772
Deferred organization costs (Note 1) ..............................         22,041
                                                                      ------------
                                                                       405,447,272
Liabilities
Payable for collateral received on securities loaned ..............     13,893,476
Payable for fund shares redeemed ..................................      1,344,677
Payable for securities purchased ..................................        613,068
Accrued transfer agent and shareholder services
  (Note 2) ........................................................        286,638
Accrued management fee (Note 2) ...................................        278,846
Accrued distribution and service fees (Note 4) ....................        253,821
Accrued trustees' fees (Note 2) ...................................         28,672
Other accrued expenses ............................................        112,501
                                                                      ------------
                                                                        16,811,699
                                                                      ------------
Net Assets                                                            $388,635,573
                                                                      ============
Net Assets consist of:
 Unrealized depreciation of investments ...........................   $(80,849,689)
 Accumulated net realized loss ....................................     (2,062,592)
 Paid-in capital ..................................................    471,547,854
                                                                      ------------
                                                                      $388,635,573
                                                                      ============
Net Asset Value and redemption price per share of
  Class A shares ($115,973,193 [divided by] 7,494,241 shares) .....         $15.47
                                                                            ======
Maximum Offering Price per share of Class A shares
  ($15.47 [divided by] .955) ......................................         $16.20
                                                                            ======
Net Asset Value and offering price per share of Class
  B shares ($210,408,210 [divided by] 13,959,855 shares)* .........         $15.07
                                                                            ======
Net Asset Value and offering price per share of Class
  C shares ($61,503,882 [divided by] 4,082,629 shares)* ...........         $15.06
                                                                            ======
Net Asset Value, offering price and redemption price
  per share of Class S shares ($750,288 [divided by] 48,090
  shares) .........................................................         $15.60
                                                                            ======

--------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the year ended September 30, 1998

Investment Income
Dividends (including $73,420 received from affiliated
  issuers), net of foreign taxes of $16,884 ..............   $   4,606,325
Interest (Note 1) ........................................       3,934,750
                                                             -------------
                                                                 8,541,075
Expenses
Management fee (Note 2) ..................................       4,919,113
Transfer agent and shareholder services (Note 2) .........       1,100,050
Service fee-Class A (Note 4) .............................         471,627
Distribution and service fees-Class B (Note 4) ...........       2,986,138
Distribution and service fees-Class C (Note 4) ...........         885,771
Custodian fee ............................................         276,550
Registration fees ........................................         193,339
Reports to shareholders ..................................          61,748
Trustees' fees (Note 2) ..................................          41,372
Audit fee ................................................          22,031
Amortization of organization costs (Note 1) ..............          14,538
Legal fees ...............................................           2,293
Miscellaneous ............................................           4,369
                                                             -------------
                                                                10,978,939
                                                             -------------
Net investment loss ......................................      (2,437,864)
                                                             -------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments (including $1,809 on
  sales of affiliated issuers) (Notes 1 and 3) ...........       3,061,152
Net unrealized depreciation of investments ...............    (140,139,832)
                                                             -------------
Net loss on investments ..................................    (137,078,680)
                                                             -------------
Net decrease in net assets resulting from operations         $(139,516,544)
                                                             =============

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             Years ended September 30
                                        -----------------------------------
                                              1997               1998
---------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss .................    $   (233,376)     $ (2,437,864)
Net realized gain on investments            4,589,402         3,061,152
Net unrealized appreciation
  (depreciation) of investments .....      57,978,769      (140,139,832)
                                         ------------      ------------
Net increase (decrease) resulting
  from operations ...................      62,334,795      (139,516,544)
                                         ------------      ------------
Distributions from net realized
 gains:
 Class A ............................        (275,192)       (2,244,173)
 Class B ............................         (38,226)       (3,454,508)
 Class C ............................         (38,226)       (1,036,520)
 Class S ............................      (1,776,578)         (107,482)
                                         ------------      ------------
                                           (2,128,222)       (6,842,683)
                                         ------------      ------------
Net increase from fund share
  transactions (Note 5) .............     406,056,397        59,540,188
                                         ------------      ------------
Total increase (decrease) in net
  assets ............................     466,262,970       (86,819,039)
Net Assets
Beginning of year ...................       9,191,642       475,454,612
                                         ------------      ------------
End of year .........................    $475,454,612      $388,635,573
                                         ============      ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 1998

Note 1

State Street Research Aurora Fund (the "Fund") is a series of State Street Research Capital Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists presently of three separate funds: State Street Research Aurora Fund, State Street Research Emerging Growth Fund and State Street Research Capital Fund.

The investment objective of the Fund is to provide high total return consisting principally of capital appreciation. In seeking to achieve its investment objective, the Fund invests primarily in the equity securities of small capitalization companies which are trading at prices believed to be below the true values of such securities.

The Fund is authorized to issue four classes of shares. For the period November 5, 1997 to September 30, 1998, the Fund discontinued offering all four classes of shares. Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C. Class A shares are subject to an initial sales charge of up to 4.50% and pay an annual service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of the eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investments in Securities

Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Securities transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

B. Federal Income Taxes

No provision for Federal income taxes is necessary since the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, if any, within the prescribed time period.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. The Fund intends to defer approximately $1,845,000 of losses incurred from November 1, 1997 to September 30, 1998 and treat as arising in the fiscal year ended September 30, 1999.

C. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. For the year ended September 30, 1998, the Fund has designated as long-term $569,118 of the distributions from net realized gains.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

E. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At September 30, 1998, the value of the securities loaned and the value of collateral were $20,751,793 and $21,621,199 (including $13,893,476 of cash collateral), respectively. During the year ended September 30, 1998, income from securities lending amounted to $331,680 and is included in interest income.

Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.85% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended September 30, 1998, the fees pursuant to such agreement amounted to $4,919,113.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), and indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the year ended September 30, 1998, the amount of such expenses was $499,255.

The fees of the Trustees not currently affiliated with the Adviser amounted to $41,372 during the year ended September 30, 1998.

Note 3

For the year ended September 30, 1998, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $463,220,485 and $340,361,373, respectively.

Note 4

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended September 30, 1998, fees pursuant to such plan amounted to $471,627, $2,986,138, and $885,771 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $229,788 and $221,417, respectively, on sales of Class A shares of the Fund during the year ended September 30, 1998, and that MetLife Securities, Inc. earned commissions aggregating $690,407 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $702,451 and $39,391 on redemptions of Class B and Class C shares, respectively, during the same period.

Note 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                              Years ended September 30
                                                                           -------------------------------
                                                                                        1997
                                                                           -------------------------------
Class A                                                                           Shares          Amount
-------------------------------------------------------------------------- -------------- ----------------
Shares sold ..............................................................    7,718,462     $141,142,332
Issued upon reinvestment of distributions from net realized gains ........       20,767          275,171
Shares repurchased .......................................................     (191,210)      (3,448,807)
                                                                              ---------     ------------
Net increase (decrease) ..................................................    7,548,019     $137,968,696
                                                                              =========     ============
Class B                                                                       Shares           Amount
--------------------------------------------------------------------------   ---------      ------------
Shares sold ..............................................................   11,670,966     $208,229,024
Issued upon reinvestment of distributions from net realized gains ........        2,920           38,204
Shares repurchased .......................................................      (78,457)      (1,385,012)
                                                                             ----------     ------------
Net increase .............................................................   11,595,429     $206,882,216
                                                                             ==========     ============
Class C (Formerly Class D)                                                    Shares           Amount
--------------------------------------------------------------------------   ----------      ------------
Shares sold ..............................................................    3,388,937     $ 60,155,313
Issued upon reinvestment of distributions from net realized gains ........        2,921           38,204
Shares repurchased .......................................................     (100,246)      (1,718,615)
                                                                             ----------     ------------
Net increase .............................................................    3,291,612     $ 58,474,902
                                                                             ==========     ============
Class S (Formerly Class C)                                                    Shares           Amount
--------------------------------------------------------------------------   ----------      ------------
Shares sold ..............................................................       68,257     $  1,187,984
Issued upon reinvestment of distributions from net realized gains ........      133,575        1,776,556
Shares repurchased .......................................................      (14,394)        (233,957)
                                                                             ----------     ------------
Net increase (decrease) ..................................................      187,438     $  2,730,583
                                                                             ==========     ============


                                                                               Years ended September 30
                                                                           ---------------------------------
                                                                                         1998
                                                                           ---------------------------------
Class A                                                                             Shares       Amount
-------------------------------------------------------------------------- --------------- -----------------
Shares sold ..............................................................     5,381,653    $  109,833,386
Issued upon reinvestment of distributions from net realized gains ........        97,354         1,913,445
Shares repurchased .......................................................    (5,606,090)     (109,702,637)
                                                                              ----------    --------------
Net increase (decrease) ..................................................      (127,083)   $    2,044,194
                                                                              ==========    ==============
Class B                                                                        Shares           Amount
---------------------------------------------------------------------------   ----------    --------------
Shares sold ..............................................................     5,637,518    $  114,054,313
Issued upon reinvestment of distributions from net realized gains ........       119,083         2,282,631
Shares repurchased .......................................................    (3,403,166)      (63,417,674)
                                                                              ----------    --------------
Net increase .............................................................     2,353,435    $   52,919,270
                                                                              ==========    ==============
Class C (Formerly Class D)                                                     Shares           Amount
---------------------------------------------------------------------------   ----------    --------------
Shares sold ..............................................................     2,088,859    $   42,044,189
Issued upon reinvestment of distributions from net realized gains ........        31,557           603,253
Shares repurchased .......................................................    (1,340,390)      (25,018,589)
                                                                              ----------    --------------
Net increase .............................................................       780,026    $   17,628,853
                                                                              ==========    ==============
Class S (Formerly Class C)                                                     Shares           Amount
---------------------------------------------------------------------------   ----------    --------------
Shares sold ..............................................................         9,023    $      187,858
Issued upon reinvestment of distributions from net realized gains ........         5,331           107,482
Shares repurchased .......................................................      (664,232)      (13,347,469)
                                                                              ----------    --------------
Net increase (decrease) ..................................................      (649,878)   $  (13,052,129)
                                                                              ==========    ==============

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each year:

                                                                                  Class A
                                                              ------------------------------------------------
                                                                          Years ended September 30
                                                              ------------------------------------------------
                                                                  1995(2)     1996(1)    1997(1)     1998(1)
                                                              -------------- --------- ----------- -----------
Net asset value, beginning of year ($)                               9.55       11.13       15.14       20.71
                                                                   ------     -------     -------     -------
 Net investment income (loss) ($)*                                   0.07       (0.06)       0.03        0.02
 Net realized and unrealized gain (loss) on investments ($)          1.51        4.66        9.02       (5.03)
                                                                   ------     -------     -------     -------
Total from investment operations ($)                                 1.58        4.60        9.05       (5.01)
                                                                   ------     -------     -------     -------
 Dividend from net investment income ($)                              --        (0.09)         --          --
 Distributions from net realized gains ($)                            --        (0.50)      (3.48)      (0.23)
                                                                   ------     -------     -------     -------
Total distributions ($)                                               --        (0.59)      (3.48)      (0.23)
                                                                   ------     -------     -------     -------
Net asset value, end of year ($)                                    11.13       15.14       20.71       15.47
                                                                   ======     =======     =======     =======
Total return(3) (%)                                                 16.54(4)    43.63       72.70      (24.42)
Ratios/supplemental data:
Net assets at end of year ($ thousands)                             5,782       1,110     157,853     115,973
Ratio of operating expenses to average net assets (%)*               1.45(5)     1.45        1.34        1.39
Ratio of net investment income (loss) to average net
 assets (%)*                                                         1.05(5)    (0.56)       0.17        0.09
Portfolio turnover rate (%)                                         47.34      124.79       25.03       67.80
*Reflects voluntary reduction of expenses per share of
these amounts ($)                                                    0.15        0.32        0.02         --

                                                                                  Class B
                                                              -----------------------------------------------
                                                                         Years ended September 30
                                                              -----------------------------------------------
                                                                  1995(2)     1996(1)    1997(1)     1998(1)
                                                              -------------- --------- ----------- ----------
Net asset value, beginning of year ($)                               9.55       11.08       15.02      20.33
                                                                   ------     -------     -------     -------
 Net investment income (loss) ($)*                                   0.02       (0.17)      (0.09)     (0.13)
 Net realized and unrealized gain (loss) on investments ($)          1.51        4.65        8.88      (4.90)
                                                                   ------     -------     -------     -------
Total from investment operations ($)                                 1.53        4.48        8.79      (5.03)
                                                                   ------     -------     -------     -------
 Dividend from net investment income ($)                              --        (0.04)        --         --
 Distributions from net realized gains ($)                            --        (0.50)      (3.48)     (0.23)
                                                                   ------     -------     -------     -------
Total distributions ($)                                               --        (0.54)      (3.48)     (0.23)
                                                                   ------     -------     -------     -------
Net asset value, end of year ($)                                    11.08       15.02       20.33      15.07
                                                                   ======     =======     =======     =======
Total return(3) (%)                                                 16.02(4)    42.52       71.34     (24.98)
Ratios/supplemental data:
Net assets at end of year ($ thousands)                               116         165     235,938    210,408
Ratio of operating expenses to average net assets (%)*               2.20(5)     2.20        2.08       2.15
Ratio of net investment income (loss) to average net
 assets (%)*                                                         0.32(5)    (1.38)      (0.55)     (0.68)
Portfolio turnover rate (%)                                         47.34      124.79       25.03      67.80
*Reflects voluntary reduction of expenses per share of
these amounts ($)                                                    0.15        0.32        0.01        --

                                                                        Class C (Formerly Class D)
                                                              -----------------------------------------------
                                                                         Years ended September 30
                                                              -----------------------------------------------
                                                                  1995(2)     1996(1)    1997(1)    1998(1)
                                                              -------------- --------- ---------- -----------
Net asset value, beginning of year ($)                               9.55       11.08      15.02       20.32
                                                                   ------     -------     -------     -------
 Net investment income (loss) ($)*                                   0.02       (0.17)     (0.09)      (0.13)
 Net realized and unrealized gain (loss) on investments ($)          1.51        4.65       8.87       (4.90)
                                                                   ------     -------     -------     -------
Total from investment operations ($)                                 1.53        4.48       8.78       (5.03)
                                                                   ------     -------     -------     -------
 Dividend from net investment income ($)                              --        (0.04)       --          --
 Distributions from net realized gains ($)                            --        (0.50)     (3.48)      (0.23)
                                                                   ------     -------     -------     -------
Total distributions ($)                                               --        (0.54)     (3.48)      (0.23)
                                                                   ------     -------     -------     -------
Net asset value, end of year ($)                                    11.08       15.02      20.32       15.06
                                                                   ======     =======     =======     =======
Total return(3) (%)                                                 16.02(4)    42.52      71.26      (25.00)
Ratios/supplemental data:
Net assets at end of year ($ thousands)                               116         165     67,121      61,504
Ratio of operating expenses to average net assets (%)*               2.20(5)     2.20       2.09        2.15
Ratio of net investment income (loss) to average net
 assets (%)*                                                         0.32(5)    (1.38)     (0.58)      (0.68)
Portfolio turnover rate (%)                                         47.34      124.79      25.03       67.80
*Reflects voluntary reduction of expenses per share of
these amounts ($)                                                    0.15        0.32       0.01         --

                                                                        Class S (Formerly Class C)
                                                              ----------------------------------------------
                                                                         Years ended September 30
                                                              ----------------------------------------------
                                                                  1995(2)     1996(1)    1997(1)    1998(1)
                                                              -------------- --------- ---------- ----------
Net asset value, beginning of year ($)                               9.55       11.15      15.18      20.83
                                                                   ------     -------     -------     ------
 Net investment income (loss) ($)*                                   0.09       (0.06)     (0.00)      0.10
 Net realized and unrealized gain (loss) on investments ($)          1.51        4.70       9.13      (5.10)
                                                                   ------     -------     -------     ------
Total from investment operations ($)                                 1.60        4.64       9.13      (5.00)
                                                                   ------     -------     -------     ------
 Dividend from net investment income ($)                              --        (0.11)       --         --
 Distributions from net realized gains ($)                            --        (0.50)     (3.48)     (0.23)
                                                                   ------     -------     -------     ------
Total distributions ($)                                               --        (0.61)     (3.48)     (0.23)
                                                                   ------     -------     -------     ------
Net asset value, end of year ($)                                    11.15       15.18      20.83      15.60
                                                                   ======     =======     =======     ======
Total return(3) (%)                                                 16.75(4)    43.95      73.10     (24.23)
Ratios/supplemental data:
Net assets at end of year ($ thousands)                               117       7,752     14,542        750
Ratio of operating expenses to average net assets (%)*               1.20(5)     1.20       1.16       1.04
Ratio of net investment income (loss) to average net
 assets (%)*                                                         1.32(5)    (0.43)     (0.02)      0.53
Portfolio turnover rate (%)                                         47.34      124.79      25.03      67.80
*Reflects voluntary reduction of expenses per share of
these amounts ($)                                                    0.15        0.32       0.12        --

--------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.

(2) February 13, 1995 (commencement of operations) to September 30, 1995.

(3) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.

(4) Not annualized.

(5) Annualized.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Capital Trust and the Shareholders of
State Street Research Aurora Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Aurora Fund (a series of State Street Research Capital Trust, hereafter referred to as the "Trust") at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 6, 1998

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

State Street Research Aurora Fund experienced a challenging year. The total return for the Fund's Class A shares was -24.42% for the year ended September 30, 1998 [does not include sales charge.] The Fund underperformed the average Lipper Small-Cap Fund, which lost -20.60%. The Fund also fell short of the Russell 2000 Value Index, which lost -12.79% for the same period.

During the period the Fund suffered from a general downturn in small company stocks. In addition, the Fund's exposure to basic industries that continued to be affected by problems in Asia were a drag on performance. In fact, stock selection hurt the Fund's performance.

Valuations on small company stocks are about as attractive as they have been in the past 30 years. Although it is impossible to predict what it will take to renew investor confidence in small company stocks, many good companies have the potential to benefit when they do. The Fund ended the period with a high cash position. We expect to put those assets to work buying stocks with attractive valuations and performance potential, which should bring the cash position down again.

September 30, 1998


Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B share or 1% Class C share contingent deferred sales charge, where applicable. Class S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs. The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell 2000 Value Index contains only those stocks within the complete Russell 2000 Index (a small company index) that show below-average growth. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices. Before November 1, 1997, Class C shares were designated Class D, and Class S shares were designated Class C.

          Change in Value of
     $10,000 Based on the S&P 500
   and the Russell 2000 Value Index
Compared to Change in Value of $10,000
         Invested in the Fund

[line charts]

         Class A Shares
   Average Annual Total Return
---------------------------------

1 Year     3 Years   Life of Fund
---------------------------------
-27.82%     21.42%      22.44%
---------------------------------

                                             Russell
             Aurora                           2000
              Fund           S&P 500        Value Index
              ----           -------        -----------
2/95           9550           10000           10000
9/95          11130           12425           12075
9/96          15986           14950           13703
9/97          27606           20994           19547
9/98          20864           22900           17047

Average Annual Total Return

         Class B Shares
   Average Annual Total Return
---------------------------------

1 Year     3 Years   Life of Fund
---------------------------------
-28.69%     21.69%      22.58%
---------------------------------

                                             Russell
             Aurora                           2000
              Fund           S&P 500        Value Index
              ----           -------        -----------
2/95          10000           10000           10000
9/95          11602           12425           12075
9/96          16535           14950           13703
9/97          28032           20994           19547
9/98          20953           22900           17047

         Class C Shares
   Average Annual Total Return
---------------------------------

1 Year     3 Years   Life of Fund
---------------------------------
-25.74%     22.33%      23.04%
---------------------------------

                                             Russell
             Aurora                           2000
              Fund           S&P 500        Value Index
              ----           -------        -----------
2/95          10000           10000           10000
9/95          11602           12425           12075
9/96          16535           14950           13703
9/97          28318           20994           19547
9/98          21239           22900           17047

         Class D Shares
   Average Annual Total Return
---------------------------------

1 Year     3 Years   Life of Fund
---------------------------------
-24.23%     23.59%      24.30%
---------------------------------

                                             Russell
             Aurora                           2000
              Fund           S&P 500        Value Index
              ----           -------        -----------
2/95          10000           10000           10000
9/95          11675           12425           12075
9/96          16806           14950           13703
9/97          29092           20994           19547
9/98          22042           22900           17047

[end line charts]

STATE STREET RESEARCH AURORA FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH CAPITAL TRUST
--------------------------------------------------------------------------------

Fund Information

State Street Research
Aurora Fund
One Financial Center
Boston, MA 02111

Investment Adviser

State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor

State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services

State Street Research
Service Center
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian

State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP
One Post Office Square
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Jesus A. Cabrera
Vice President

Lawrence J. Haverty, Jr.
Vice President

Richard J. Jodka
Vice President

Rudolph K. Kluiber
Vice President

James M. Weiss
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Steve A. Garban
Former Senior Vice President
for Finance and Operations
and Treasurer, The Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial Officer, St. Regis Corp.

Edward M. Lamont
Formerly in banking
(with an affiliate of
J.P. Morgan & Co. in New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Former Partner, Saltonstall & Co.

Dean O. Morton
Former Executive Vice President, Chief Operating Officer and Director, Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and
Public Management, George
Washington University; former
Member of the Board of Governors
of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures Trading Commission

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts Institute of Technology

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This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Aurora Fund prospectus. When used after December 31, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

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considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  (exp1199)SSR-LD                                    AR-339E-1098